united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2612

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)

Fulcrum Diversified Absolute Return Fund

Institutional Class (FARIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$66	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The period saw an increase in global equities as fears regarding the effects of tariffs which had been prevalent in the first half of the year, abated. Inflation stayed relatively contained, and with some signs of a cooling labour market, the US Federal Reserve continued its interest rate cutting cycle. Despite the pivot to easier monetary policy, global bond returns were modest, whilst precious metals were the standout performer, continuing their strong performance from the first half of 2025, assisted by a declining US dollar. The Institutional Class shares returned +6.69% for the six-month period ended December 31, 2025. All sub-strategies added to returns, with Discretionary Macro strategies being the largest contributor with strong performance from commodities and equity macro strategies. Dynamic Asset Allocation gains were underpinned by equity exposures, whilst Diversifying Strategies successfully captured the trend in equities, currencies and commodities.

How has the Fund performed over the last ten years?

The Fund has performed consistently against its benchmark. The market in the period ended 2025 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $1,000,000 Investment

	Fulcrum Diversified Absolute Return Fund	Bloomberg Global Aggregate USD Hedged Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jul-2015	$1,000,000	$1,000,000	$1,000,000
Dec-2015	$977,000	$1,004,223	$1,000,493
Dec-2016	$979,888	$1,043,856	$1,003,770
Dec-2017	$997,457	$1,075,547	$1,012,353
Dec-2018	$978,256	$1,094,506	$1,031,333
Dec-2019	$1,046,111	$1,184,435	$1,054,851
Dec-2020	$1,147,391	$1,250,533	$1,061,897
Dec-2021	$1,196,860	$1,233,141	$1,062,419
Dec-2022	$1,220,452	$1,094,799	$1,078,035
Dec-2023	$1,229,145	$1,173,042	$1,132,422
Dec-2024	$1,316,942	$1,212,864	$1,192,246
Dec-2025	$1,492,662	$1,271,855	$1,242,413

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Fulcrum Diversified Absolute Return Fund	6.69%	13.34%	5.40%	4.33%
Bloomberg Global Aggregate USD Hedged Index	2.00%	4.86%	0.34%	2.39%
ICE BofA 3-Month U.S. Treasury Bill Index	2.08%	4.21%	3.19%	2.19%

Fund Statistics

  Net Assets$265,126,852
  Number of Portfolio Holdings1,372
  Advisory Fee (net of waivers)$1,085,536
  Portfolio Turnover42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 855-538-5278.

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.6%
Corporate Bonds	0.1%
Government Related	5.7%
Purchased Options	16.8%
U.S. Government & Agencies	62.8%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	46.6
North American Equities	8.5
Commodity Derivatives	5.4
Governments-Treasuries	4.2
Equity Derivatives	2.4
Currency Derivatives	2.3
European ex-UK Equities	1.2
UK Equities	0.4
Japanese Equities	0.4
Asia ex-Japan Equities	0.2
Australian Equities	0.1
South American Equities	0.1
Corporate Bonds	0.1
Interest Rate Derivatives	(0.3)

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated October 28, 2025 or upon request at 855-538-5278.

Effective October 29, 2025, the Institutional Class's expense limitation was increased from 1.25% of the Fund's average daily net assets to 1.28% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.fulcrumassetfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-FARIX

Fulcrum Diversified Absolute Return Fund (FARIX)

Semi-Annual Shareholder Report - December 31, 2025

Fulcrum Diversified Absolute Return Fund

Super Institutional Class (FARYX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Fulcrum Diversified Absolute Return Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.fulcrumassetfunds.com/. You can also request this information by contacting us at 855-538-5278. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The period saw an increase in global equities as fears regarding the effects of tariffs which had been prevalent in the first half of the year, abated. Inflation stayed relatively contained, and with some signs of a cooling labour market, the US Federal Reserve continued its interest rate cutting cycle. Despite the pivot to easier monetary policy, global bond returns were modest, whilst precious metals were the standout performer, continuing their strong performance from the first half of 2025, assisted by a declining US dollar. The Super Institutional Class shares returned +6.62% for the six-month period ended December 31, 2025. All sub-strategies added to returns, with Discretionary Macro strategies being the largest contributor with strong performance from commodities and equity macro strategies. Dynamic Asset Allocation gains were underpinned by equity exposures, whilst Diversifying Strategies successfully captured the trend in equities, currencies and commodities.

How has the Fund performed over the last ten years?

The Fund has performed consistently against its benchmark. The market in the period ended 2025 proved to be more volatile than previous years. To counter the volatile, a long-term view has been taken when considering performance.

Total Return Based on $25,000,000 Investment

	Fulcrum Diversified Absolute Return Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate USD Hedged Index
Jul-15	$25,000,000	$25,000,000	$25,000,000
Dec-15	24,425,000	25,012,324	25,105,565
Dec-16	24,497,316	25,094,245	26,096,409
Dec-17	24,961,665	25,308,834	26,888,666
Dec-18	24,486,188	25,783,323	27,362,661
Dec-19	26,188,643	26,371,268	29,610,874
Dec-20	28,762,370	26,547,434	31,263,326
Dec-21	29,999,738	26,560,484	30,828,525
Dec-22	30,656,287	26,950,876	27,369,978
Dec-23	30,898,339	28,310,545	29,326,059
Dec-24	33,120,867	29,806,145	30,321,606
Dec-25	37,544,391	31,060,331	31,796,375

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Fulcrum Diversified Absolute Return Fund	6.62%	13.36%	5.47%	4.39%
Bloomberg Global Aggregate USD Hedged Index	2.00%	4.86%	0.34%	2.39%
ICE BofA 3-Month U.S. Treasury Bill Index	2.08%	4.21%	3.19%	2.19%

Fund Statistics

  Net Assets$265,126,852
  Number of Portfolio Holdings1,372
  Advisory Fee (net of waivers)$1,085,536
  Portfolio Turnover42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 855-538-5278.

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.6%
Corporate Bonds	0.1%
Government Related	5.7%
Purchased Options	16.8%
U.S. Government & Agencies	62.8%

Sector Weighting (% of net assets)

Value	Value
Short Term Government Bonds	46.6
North American Equities	8.5
Commodity Derivatives	5.4
Governments-Treasuries	4.2
Equity Derivatives	2.4
Currency Derivatives	2.3
European ex-UK Equities	1.2
UK Equities	0.4
Japanese Equities	0.4
Asia ex-Japan Equities	0.2
Australian Equities	0.1
South American Equities	0.1
Corporate Bonds	0.1
Interest Rate Derivatives	(0.3)

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus, dated October 28, 2025 or upon request at 855-538-5278.

Effective October 29, 2025, the Super Institutional Class's expense limitation was increased from 1.17% of the Fund's average daily net assets to 1.20% of the Fund's average daily net assets.

Householding

If you wish to receive a copy of this document at a new address, contact 855-538-5278.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.fulcrumassetfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-FARYX

Fulcrum Diversified Absolute Return Fund (FARYX)

Semi-Annual Shareholder Report - December 31, 2025

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Fulcrum Diversified Absolute Return Fund

Super Institutional Class	FARYX
Institutional Class	FARIX

a series of Northern Lights Fund Trust IV

Semi-Annual Consolidated Financial Statements
& Additional Information
December 31, 2025

855-538-5278
www.fulcrumassetfunds.com
fulcrumfunds@ultimusfundsolutions.com

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9%
	ADVERTISING & MARKETING - 0.0%(a)
44	Omnicom Group, Inc.	$3,553
91	Trade Desk, Inc. (The), Class A(b)	3,454
		7,007
	AEROSPACE & DEFENSE - 0.1%
202	Dassault Aviation S.A.(c)	64,976
4,623	Saab A.B. (c)	269,949
9	Teledyne Technologies, Inc.(b)	4,597
		339,522
	APPAREL & TEXTILE PRODUCTS - 0.1%
300	adidas A.G.(c)	59,581
288	Deckers Outdoor Corporation(b)	29,857
92	Gildan Activewear, Inc. (c)	5,750
29	Hermes International SCA(c)	72,296
59	LVMH Moet Hennessy Louis Vuitton S.E. (c)	44,707
261	NIKE, Inc., Class B	16,628
		228,819
	ASSET MANAGEMENT - 0.1%
126	3i Group PLC(c)	5,542
433	Ares Management Corporation, Class A	69,986
121	Blackrock, Inc.	129,512
153	Blackstone, Inc.	23,583
153	EQT A.B. (c)	6,046
66	Groupe Bruxelles Lambert N.V. (c)	5,889
166	ICG plc(c)	4,596
		245,154
	AUTOMOTIVE - 0.2%
165	Niterra Company Ltd. (c)	7,259
126	Rheinmetall A.G. (c)	231,069
892	Tesla, Inc.(b)	401,151
		639,479
	BANKING - 0.6%
27,536	Banco Santander S.A.(c)	325,761
2,230	Bank of America Corporation	122,650
508	Bank of Ireland Group PLC(c)	9,773

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	BANKING - 0.6% (Continued)
285	Bank of Nova Scotia (The) (c)	$21,019
1,891	Barclays PLC(c)	12,132
406	Citigroup, Inc.	47,376
1,678	Danske Bank A/S(c)	84,120
80	Erste Group Bank A.G.(c)	9,671
7,913	HSBC Holdings PLC(c)	125,208
1,520	JPMorgan Chase & Company	489,773
62	KBC Group N.V.(c)	8,103
7,990	Lloyds Banking Group PLC(c)	10,581
872	NatWest Group PLC(c)	7,662
495	Royal Bank of Canada(c)	84,386
8,460	Standard Chartered PLC(c)	207,785
829	Sumitomo Mitsui Financial Group, Inc.(c)	26,681
296	UniCredit SpA(c)	24,662
787	Westpac Banking Corporation(c)	20,270
		1,637,613
	BEVERAGES - 0.1%
155	Celsius Holdings, Inc.(b)	7,090
2,414	Monster Beverage Corporation(b)	185,082
599	PepsiCo, Inc.	85,968
		278,140
	BIOTECH & PHARMA - 0.5%
661	AbbVie, Inc.	151,032
115	Amgen, Inc.	37,641
331	AstraZeneca PLC(c)	61,530
425	Bayer A.G.(c)	18,479
454	Bristol-Myers Squibb Company	24,489
105	CSL Ltd.(c)	12,096
2,849	Daiichi Sankyo Company Ltd.(c)	60,898
390	Eli Lilly & Company	419,124
875	Johnson & Johnson	181,081
938	Merck & Company, Inc.	98,734
433	Novartis A.G.(c)	59,907
2,173	Novo Nordisk A/S, Class B(c)	111,209

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	BIOTECH & PHARMA - 0.5% (Continued)
151	Roche Holding A.G.(c)	$62,559
244	Sanofi S.A.(c)	23,712
		1,322,491
	CABLE & SATELLITE - 0.0%(a)
845	Comcast Corporation, Class A	25,257

	CHEMICALS - 0.1%
57	Arkema S.A. (c)	3,492
416	Linde PLC	177,378
		180,870
	COMMERCIAL SUPPORT SERVICES - 0.2%
2,636	Compass Group PLC(c)	84,002
1,859	Recruit Holdings Company Ltd.(c)	105,003
869	Republic Services, Inc.	184,167
636	Waste Connections, Inc. (c)	111,541
374	Waste Management, Inc.	82,172
		566,885
	CONSTRUCTION MATERIALS - 0.1%
112	Amrize Ltd.(b),(c)	6,160
318	CRH PLC(c)	39,883
112	Holcim A.G.(c)	10,994
1,405	Kingspan Group PLC(c)	122,393
		179,430
	CONTAINERS & PACKAGING - 0.0%(a)
597	AptarGroup, Inc.	72,810

	DIVERSIFIED INDUSTRIALS - 0.1%
886	Emerson Electric Company	117,590
159	Siemens A.G.(c)	44,672
		162,262
	E-COMMERCE DISCRETIONARY - 0.3%
3,152	Amazon.com, Inc.(b)	727,544

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	ELECTRIC UTILITIES - 0.6%
476	Alliant Energy Corporation	$30,945
2,042	Ameren Corporation	203,914
703	American Electric Power Company, Inc.	81,063
211	Boralex, Inc. (c)	3,894
859	Consolidated Edison, Inc.	85,316
296	Duke Energy Corporation	34,694
5,994	E.ON S.E.(c)	113,549
1,043	Edison International	62,601
726	EDP Renovaveis S.A.(c)	10,269
782	Elia Group S.A.(c)	100,782
1,713	Enel SpA(c)	17,865
283	Engie S.A.(c)	7,451
1,014	Evergy, Inc.	73,505
822	Eversource Energy	55,345
111	FirstEnergy Corporation	4,969
1,064	Hydro One Ltd. (c)	42,356
4,838	Iberdrola S.A.(c)	104,950
1,291	NextEra Energy, Inc.	103,641
140	RWE A.G. (c)	7,444
930	Sempra	82,110
984	Southern Company (The)	85,805
2,849	SSE PLC(c)	83,685
6,940	Terna - Rete Elettrica Nazionale(c)	73,819
591	Tohoku Electric Power Company, Inc.(c)	4,351
1,092	WEC Energy Group, Inc.	115,162
		1,589,485
	ELECTRICAL EQUIPMENT - 0.4%
837	AMETEK, Inc.	171,844
145	Assa Abloy A.B., Class B(c)	5,652
1,516	Carrier Global Corporation	80,105
52	Daikin Industries Ltd.(c)	6,666
2,123	Nibe Industrier A.B. (c)	8,214
27	Novanta, Inc.(b)	3,213
1,302	nVent Electric PLC	132,765

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	ELECTRICAL EQUIPMENT - 0.4% (Continued)
2,279	Prysmian SpA(c)	$231,275
16	Schindler Holding A.G. (c)	6,043
425	Schneider Electric S.E.(c)	117,284
489	Trane Technologies PLC	190,320
		953,381
	ENGINEERING & CONSTRUCTION - 0.1%
258	Gaztransport Et Technigaz S.A. (c)	47,466
866	WSP Global, Inc. (c)	156,799
		204,265
	ENTERTAINMENT CONTENT - 0.1%
200	Capcom Company Ltd. (c)	4,662
84	ROBLOX Corporation, Class A(b)	6,807
405	Take-Two Interactive Software, Inc.(b)	103,692
611	Walt Disney Company (The)	69,513
		184,674
	FOOD - 0.1%
536	Bakkafrost P/F(c)	27,466
2,500	Mowi ASA(c)	60,320
566	Nestle S.A.(c)	56,258
383	Salmar ASA(c)	23,463
3,101	Vital Farms, Inc.(b)	99,046
		266,553
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
407	West Fraser Timber Company Ltd. (c)	24,899

	GAS & WATER UTILITIES - 0.0%(a)
35	American Water Works Company, Inc.	4,568
155	Veolia Environnement S.A.(c)	5,411
		9,979
	HEALTH CARE FACILITIES & SERVICES - 0.8%
2,415	Cardinal Health, Inc.	496,283
1,814	Cencora, Inc.	612,678
77	Centene Corporation(b)	3,169
309	Cigna Group (The)	85,046

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.8% (Continued)
282	CVS Health Corporation	$22,380
197	Elevance Health, Inc.	69,058
16	Humana, Inc.	4,098
745	McKesson Corporation	611,116
339	UnitedHealth Group, Inc.	111,907
		2,015,735
	HOME CONSTRUCTION - 0.0%(a)
511	DR Horton, Inc.	73,599
57	KB Home	3,215
476	Lennar Corporation, Class A	48,933
1	NVR, Inc.(b)	7,293
35	PulteGroup, Inc.	4,104
		137,144
	HOUSEHOLD PRODUCTS - 0.1%
477	Church & Dwight Company, Inc.	39,996
343	Colgate-Palmolive Company	27,104
58	Estee Lauder Companies, Inc. (The), Class A	6,074
1,286	Procter & Gamble Company (The)	184,296
91	Reckitt Benckiser Group PLC(c)	7,363
12,416	Unicharm Corporation(c)	70,947
483	Unilever plc(c)	31,640
		367,420
	INDUSTRIAL REIT - 0.1%
6,933	Goodman Group(c)	143,314
202	Prologis, Inc.	25,787
		169,101
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
56	Ashtead Group PLC(c)	3,839

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
74	CME Group, Inc.	20,208
24	Deutsche Boerse A.G.(c)	6,307
68	Goldman Sachs Group, Inc. (The)	59,772
2,647	Interactive Brokers Group, Inc., Class A	170,229

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.2% (Continued)
124	Intercontinental Exchange, Inc.	$20,083
101	London Stock Exchange Group PLC(c)	12,188
725	Morgan Stanley	128,709
		417,496
	INSURANCE - 0.3%
2,413	AIA Group Ltd.(c)	24,773
55	Allstate Corporation (The)	11,448
453	Aon PLC, Class A	159,855
1,621	Arch Capital Group Ltd.(b)	155,486
303	Arthur J. Gallagher & Company	78,413
107	Marsh & McLennan Companies, Inc.	19,851
205	MS&AD Insurance Group Holdings, Inc.(c)	4,820
847	Progressive Corporation (The)	192,879
180	SCOR S.E.(c)	6,078
183	Sompo Holdings, Inc.(c)	6,234
10,047	Sony Financial Group, Inc. (c)	10,648
39	Swiss Re A.G.(c)	6,540
415	Tokio Marine Holdings, Inc.(c)	15,413
726	Travelers Companies, Inc. (The)	210,584
55	Voya Financial, Inc.	4,097
31	Zurich Insurance Group A.G.(c)	23,550
		930,669
	INTERNET MEDIA & SERVICES - 0.8%
781	Airbnb, Inc., Class A(b)	105,997
1,853	Alphabet, Inc., Class A	579,989
1,586	Alphabet, Inc., Class C	497,687
430	Auto Trader Group PLC(c)	3,399
752	Meta Platforms, Inc., Class A	496,388
1,540	Netflix, Inc.(b)	144,390
206	REA Group Ltd. (c)	25,207
542	Rightmove PLC(c)	3,796
260	Shopify, Inc., Class A(b) (c)	41,863
31	Spotify Technology S.A.(b)	18,002

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	INTERNET MEDIA & SERVICES - 0.8% (Continued)
2,398	Uber Technologies, Inc.(b)	$195,941
		2,112,659
	LEISURE FACILITIES & SERVICES - 0.1%
1,820	Chipotle Mexican Grill, Inc.(b)	67,340
222	McDonald’s Corporation	67,850
246	Starbucks Corporation	20,716
		155,906
	MACHINERY - 0.0%(a)
567	Atlas Copco A.B., Class A(c)	10,226
336	Atlas Copco A.B., Class B(c)	5,438
1,574	Ingersoll Rand, Inc.	124,692
325	TOMRA Systems ASA(c)	4,385
		144,741
	MEDICAL EQUIPMENT & DEVICES - 0.3%
379	Abbott Laboratories	47,485
1,592	Boston Scientific Corporation(b)	151,797
48	Cochlear Ltd.(c)	8,348
668	Danaher Corporation	152,919
213	Edwards Lifesciences Corporation(b)	18,158
65	Illumina, Inc.(b)	8,525
324	Insulet Corporation(b)	92,094
36	Mettler-Toledo International, Inc.(b)	50,191
323	Thermo Fisher Scientific, Inc.	187,163
		716,680
	METALS & MINING - 0.1%
7,978	Hecla Mining Company	153,098
148	Newmont Corporation	14,778
243	Rio Tinto PLC(c)	19,634
693	Royal Gold, Inc.	154,048
		341,558
	MULTI ASSET CLASS REIT - 0.0%(a)
474	Segro PLC(c)	4,603

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	OIL & GAS PRODUCERS - 0.1%
2,662	CNX Resources Corporation(b)	$97,882
2,763	Cosan S.A.(b) (c)	2,683
4,207	Itochu Enex Company Ltd. (c)	50,980
516	Sunococorp, LLC	25,428
		176,973
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
14,458	Aker Solutions ASA(c)	44,351
3,594	Baker Hughes Company	163,671
1,606	Oceaneering International, Inc.(b)	38,592
2,514	SBM Offshore N.V. (c)	72,360
3,174	SLB Ltd.	121,818
		440,792
	PUBLISHING & BROADCASTING - 0.0%(a)
3,273	Future PLC(c)	23,230

	REAL ESTATE SERVICES - 0.0%(a)
3,241	Savills PLC	43,515

	RESIDENTIAL REIT - 0.0%(a)
420	UNITE Group PLC (The)(c)	3,168

	RETAIL - CONSUMER STAPLES - 0.4%
382	Coles Group Ltd. (c)	5,465
189	Costco Wholesale Corporation	162,982
1,574	Dollarama, Inc. (c)	235,245
2,368	Kroger Company (The)	147,953
867	Sprouts Farmers Market, Inc.(b)	69,074
4,769	Walmart, Inc.	531,314
		1,152,033
	RETAIL - DISCRETIONARY - 0.2%
28	AutoZone, Inc.(b)	94,962
45	Brunello Cucinelli SpA(c)	5,203
26	Builders FirstSource, Inc.(b)	2,675
432	Fast Retailing Company Ltd.(c)	157,046

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	RETAIL - DISCRETIONARY - 0.2% (Continued)
222	Industria de Diseno Textil S.A.(c)	$14,694
36,733	JD Sports Fashion PLC(c)	41,822
122	Lowe’s Companies, Inc.	29,422
678	TJX Companies, Inc. (The)	104,148
		449,972
	SELF-STORAGE REIT - 0.0%(a)
82	Public Storage	21,279

	SEMICONDUCTORS - 1.2%
508	Advanced Micro Devices, Inc.(b)	108,793
521	Applied Materials, Inc.	133,892
8	ASM International N.V. (c)	4,865
271	BE Semiconductor Industries N.V. (c)	42,583
1,919	Broadcom, Inc.	664,166
15	Disco Corporation(c)	4,613
29	KLA Corporation	35,237
289	Lam Research Corporation	49,471
81	Microchip Technology, Inc.	5,161
1,019	Micron Technology, Inc.	290,833
8,082	NVIDIA Corporation	1,507,293
57	NXP Semiconductors N.V.	12,372
346	QUALCOMM, Inc.	59,183
570	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	173,217
		3,091,679
	SOFTWARE - 0.8%
135	Adobe, Inc.(b)	47,249
1,097	Akamai Technologies, Inc.(b)	95,713
440	Autodesk, Inc.(b)	130,244
57	Cadence Design Systems, Inc.(b)	17,817
138	Fortinet, Inc.(b)	10,959
6	HubSpot, Inc.(b)	2,408
59	Intuit, Inc.	39,083
2,349	Microsoft Corporation	1,136,022
52	Okta, Inc.(b)	4,496

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	SOFTWARE - 0.8% (Continued)
891	Oracle Corporation	$173,665
761	Palo Alto Networks, Inc.(b)	140,176
232	PTC, Inc.(b)	40,417
341	Roper Technologies, Inc.	151,789
278	Salesforce, Inc.	73,645
312	SAP S.E.(c)	76,369
205	ServiceNow, Inc.(b)	31,404
4	Synopsys, Inc.(b)	1,879
7	Tyler Technologies, Inc.(b)	3,178
43	Workday, Inc., Class A(b)	9,236
		2,185,749
	SPECIALTY FINANCE - 0.1%
442	American Express Company	163,518
280	PayPal Holdings, Inc.	16,346
		179,864
	SPECIALTY REIT - 0.0%(a)
238	Millrose Properties, Inc.	7,109

	TECHNOLOGY HARDWARE - 0.7%
4,829	Apple, Inc.	1,312,812
1,274	Cisco Systems, Inc.	98,136
1,081	Nintendo Company Ltd.(c)	73,123
495	Panasonic Holdings Corporation(c)	6,395
10,047	Sony Corporation(c)	258,120
113	Super Micro Computer, Inc.(b)	3,308
		1,751,894
	TECHNOLOGY SERVICES - 0.6%
201	Accenture PLC, Class A	53,928
3	Adyen N.V. (b)(c)	4,846
118	Amadeus IT Group S.A. (c)	8,711
88	Automatic Data Processing, Inc.	22,636
32	Booz Allen Hamilton Holding Corporation	2,700
19	Broadridge Financial Solutions, Inc.	4,240
159	Computacenter PLC(c)	6,280

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.9% (Continued)
	TECHNOLOGY SERVICES - 0.6% (Continued)
406	Corpay, Inc.(b)	$122,178
18	Equifax, Inc.	3,906
120	Experian PLC(c)	5,440
9	FactSet Research Systems, Inc.	2,612
27	Fair Isaac Corporation(b)	45,647
1,049	Fiserv, Inc.(b)	70,461
279	International Business Machines Corporation	82,643
527	Mastercard, Inc., Class A	300,854
77	MSCI, Inc.	44,177
878	Netcompany Group A/S(b)(c)	49,458
71	Paychex, Inc.	7,965
396	RELX PLC(c)	16,121
255	S&P Global, Inc.	133,260
229	Softcat PLC(c)	4,374
414	Verisk Analytics, Inc.	92,608
985	Visa, Inc., Class A	345,450
564	WEX, Inc.(b)	84,025
30	Wolters Kluwer N.V.(c)	3,113
		1,517,633
	TELECOMMUNICATIONS - 0.0%(a)
1,483	AT&T, Inc.	36,838
757	KDDI Corporation(c)	13,090
311	TELUS Corporation(c)	4,099
116	T-Mobile US, Inc.	23,553
933	Verizon Communications, Inc.	38,001
		115,581
	TRANSPORTATION & LOGISTICS - 0.0%(a)
528	DSV A/S(c)	134,174
19	Kuehne + Nagel International A.G. (c)	4,107
		138,281
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
1,395	ITOCHU Corporation(c)	17,590

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 10.9% (Continued)
	WHOLESALE - DISCRETIONARY - 0.0%(a)
292	Toyota Tsusho Corporation(c)			$9,832
	TOTAL COMMON STOCKS (Cost $22,197,733)			28,690,244

Principal
Amount ($)		Coupon (%)	Maturity
	CORPORATE BONDS — 0.1%
	BANKING — 0.1%
17,700,000	JPMorgan Chase & Company(d) (Cost - $192,713)	—	01/28/41	207,777

	GOVERNMENTS - TREASURIES — 4.2%
198,730,000	Mexican Bonos(c) (Cost - $10,645,338)	8.5000	03/02/28	11,159,079

	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
CURRENCY OPTIONS PURCHASED - 1.7%
CALL OPTIONS PURCHASED - 0.6%
AUDcCADp Digi 0.9575	JPM	10/08/2027	$0.9500	$312,000	40,249
AUDcCADp OT 1.0	JPM	01/08/2026	1.0000	435,000	—
AUDcNZDp Digi 1.1960	JPM	03/31/2026	1.1900	316,000	17,493
AUDcNZDp OT 1.36	BAR	06/28/2027	1.3600	12,404,000	152,288
AUDcUSDp Digi 0.69	JPM	03/06/2026	0.6900	635,000	67,784
AUDcUSDp OT 0.84	JPM	04/15/2026	0.8400	1,896,000	1
EURcBRLp Digi 7.35	JPM	06/26/2026	7.3500	218,000	46,938
EURcGBPp .91	JPM	02/16/2026	0.9100	2,415,000	667
EURcHUFp 470	JPM	03/11/2026	470.0000	4,853,000	492
EURcUSDp Digi 1.2000	JPM	01/07/2026	1.2000	153,000	1,167
EURcUSDp Digi 1.2750	JPM	03/19/2026	1.2700	312,000	4,343
EURcUSDp Digi 1.4250	JPM	07/03/2026	1.4200	1,111,000	5,256
GBPcUSDp Digi 1.36	JPM	01/30/2026	1.3600	1,190,000	408,225
GBPcUSDp OT 1.5750	JPM	09/14/2026	1.5700	310,000	10,990
MXNcJPYp Digi 8.75	JPM	03/13/2026	8.7500	6,363,000	130,617
MXNcJPYp Digi 8.88	JPM	07/06/2026	8.8800	10,827,000	158,947
USDcBRLp Digi 6.12	JPM	01/28/2026	6.1200	299,000	5,635
USDcBRLp Digi 6.35	JPM	06/12/2026	6.3500	298,000	39,893
USDcCADp 1.4	JPM	02/26/2026	1.4000	14,598,000	18,275
USDcCADp Digi 1.415	JPM	03/25/2027	1.4100	307,000	62,326
USDcCNHp Digi 7.10	JPM	12/30/2026	7.1000	257,000	38,134
USDcCNHp Digi 7.12	JPM	11/05/2027	7.1200	411,000	64,670
USDcCNHp Digi 7.13	JPM	10/12/2027	7.1300	233,000	35,219
USDcHKDp 7.8	JPM	04/09/2026	7.8000	23,746,000	10,716
USDcINRp 88.49	JPM	01/16/2026	88.4900	6,403,000	116,416
USDcJPYp 160	JPM	01/05/2026	160.0000	3,488,000	35
USDcJPYp Digi 159.75	JPM	01/16/2026	159.7500	75,000	6,980
USDcMXNp Digi 19.66	JPM	01/29/2026	19.6600	251,000	1,844

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CURRENCY OPTIONS PURCHASED - 1.7%
(Continued)
CALL OPTIONS PURCHASED - 0.6% (Continued)
USDcZARp Digi 18.82	JPM	01/30/2026	$18.8200	106,000	$334
TOTAL CALL OPTIONS PURCHASED (Cost - $1,596,323)					1,445,934

PUT OPTIONS PURCHASED – 1.1%
EURpGBPc Digi 0.8600	JPM	04/17/2026	0.8600	270,000	57,222
EURpHUFc Digi 351	JPM	12/18/2026	351.0000	702,000	27,704
EURpHUFc Digi 361	JPM	10/12/2027	361.0000	334,000	33,989
EURpHUFc Digi 366	JPM	12/08/2026	366.0000	317,000	39,578
EURpHUFc Digi 374	JPM	12/08/2026	374.0000	400,000	85,871
EURpHUFc Digi 378	JPM	09/23/2026	378.0000	244,000	69,430
EURpHUFc Digi 381	JPM	05/20/2026	381.0000	292,000	105,394
EURpHUFc Digi 381	JPM	08/28/2026	381.0000	228,000	78,857
EURpMXNc OT 20.03	JPM	07/22/2026	20.0300	113,000	28,436
EURpPLNc Digi 4.18	JPM	08/31/2026	4.1800	127,000	44,828
EURpPLNc Digi 4.21	JPM	01/15/2026	4.2100	124,000	50,228
EURpUSDc 1.15	JPM	03/31/2026	1.1500	7,811,000	26,668
GBPpAUDc Digi 1.95	JPM	01/13/2026	1.9500	398,000	2,681
GBPpJPYc 190.0	JPM	01/28/2026	190.0000	6,262,000	315
GBPpJPYc Digi 185	JPM	12/15/2026	185.0000	622,000	84,439
GBPpSGDc Digi	JPM	05/21/2026	1.6000	465,000	14,603
GBPpUSDc 1.25	JPM	03/06/2026	1.2500	17,520,000	6,622
GBPpUSDc Digi 1.27	JPM	01/08/2026	1.2700	221,000	19
NZDpUSDc Digi 0.5300	JPM	08/28/2026	0.5300	300,000	17,633
NZDpUSDc Digi 0.5650	JPM	08/07/2026	0.5600	272,000	48,684
USDpBRLc 5.0	JPM	01/06/2026	5.0000	4,773,000	5
USDpBRLc 5.25	JPM	01/27/2026	5.2500	5,546,000	3,897
USDpBRLc 5.35	JPM	01/08/2026	5.3500	2,023,000	777
USDpBRLc 5.35 RKO 5.24	JPM	01/22/2026	5.3500	8,722,000	4,945
USDpBRLc Digi 5.16	JPM	12/18/2026	5.1600	424,000	68,807
USDpBRLc Digi 5.3	JPM	01/16/2026	5.3000	481,000	27,530
USDpBRLc Digi 5.45	JPM	01/28/2026	5.4500	121,000	49,342
USDpBRLc Digi 5.51	JPM	01/28/2027	5.5100	153,000	45,352
USDpBRLc iOT 4.55	JPM	09/17/2027	4.5500	251,000	36,797
USDpBRLc OT 4.76	JPM	10/19/2027	4.7600	352,000	92,576
USDpBRLc OT 4.82	JPM	09/23/2027	4.8200	302,000	90,268
USDpBRLc OT 4.89	JPM	05/28/2026	4.8900	269,000	16,032
USDpBRLc OT 4.93	JPM	04/17/2026	4.9300	158,000	5,704
USDpBRLc OT 5.02	JPM	02/25/2026	5.0200	223,000	1,338
USDpBRLc OT 5.06	JPM	03/31/2026	5.0600	167,000	15,498
USDpBRLc OT 5.08	JPM	01/16/2026	5.0800	218,000	—
USDpBRLc OT 5.09	JPM	02/24/2026	5.0900	130,000	5,005
USDpBRLc OT 5.12	JPM	02/05/2026	5.1200	128,000	2,304
USDpBRLc Digi 5.6	JPM	02/11/2026	5.6000	494,000	326,980
USDpBRLc Digi 5.60	JPM	05/11/2026	5.6000	494,000	244,821
USDpBRLc Digi 5.6	JPM	08/11/2026	5.6000	494,000	201,968
USDpCLPc Digi 863	JPM	08/07/2026	863.0000	229,000	69,122
USDpCLPc Digi 866	JPM	05/15/2026	866.0000	227,000	62,140

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CURRENCY OPTIONS PURCHASED - 1.7%
	(Continued)
	PUT OPTIONS PURCHASED – 1.1% (Continued)
	USDpCLPc Digi 888	JPM	02/18/2026	$888.0000	212,000	$81,119
	USDpCOPc Digi 4025	JPM	09/01/2026	4,025.0000	102,000	53,344
	USDpINRc 88.49	JPM	01/16/2026	88.4900	6,403,000	1,374
	USDpJPYc 153	JPM	01/13/2026	153.0000	6,832,000	5,176
	USDpJPYc 154.5	JPM	01/22/2026	154.5000	2,756,000	9,266
	USDpJPYc Digi 101	JPM	04/09/2026	101.0000	5,224,000	180
	USDpJPYc Digi 127	JPM	05/12/2027	127.0000	608,000	29,010
	USDpJPYc iOT 110 (11/1/24) WDK0 140/152	JPM	12/02/2026	110.0000	730,000	1,825
	USDpJPYc iOT 110	JPM	12/02/2026	110.0000	633,000	1,519
	USDpJPYc OT 109	JPM	01/08/2026	109.0000	2,343,000	2
	USDpKRWc 1430 ERKO 1400	JPM	01/16/2026	1,430.0000	3,923,000	4,035
	USDpKRWc Digi 1310	JPM	06/29/2026	1,310.0000	228,000	12,821
	USDpKRWc Digi 1355	JPM	03/25/2026	1,355.0000	228,000	14,818
	USDpKRWc Digi 1427	JPM	02/10/2026	1,427.0000	151,000	48,691
	USDpKRWc Digi 1428	JPM	01/12/2026	1,428.0000	129,000	30,697
	USDpKRWc OT 1050	JPM	05/07/2026	1,050.0000	2,543,000	3
	USDpMXNc Digi 17.3	JPM	05/13/2026	17.3000	934,000	118,255
	USDpMXNc OT 16.85	JPM	09/25/2026	16.8500	228,000	72,504
	USDpTRYc Digi 59.55	JPM	09/24/2027	59.5500	306,000	99,457
	USDpTWDc Digi 28.55	JPM	03/18/2026	28.5500	79,000	1,302
	USDpZARc 16.75 RKO 16.25	JPM	01/07/2026	16.7500	6,435,000	65,920
	USDpZARc Digi 17.03	JPM	04/22/2026	17.0300	214,000	148,702
	USDpZARc Digi 17.50 DKO 16.50-19.00	GS	02/24/2026	17.5000	95,000	5,795
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,327,190)					3,000,224
	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $4,923,513)					4,446,158

Contracts
	INDEX OPTIONS PURCHASED(e) - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
140	Cboe Volatility Index VIX	MS	01/21/2026	65.0000	$209,300	980
140	Cboe Volatility Index VIX	MS	01/21/2026	70.0000	209,300	840
140	Cboe Volatility Index VIX	MS	01/21/2026	75.0000	209,300	560
140	Cboe Volatility Index VIX	MS	01/21/2026	85.0000	209,300	770
140	Cboe Volatility Index VIX	MS	01/21/2026	95.0000	209,300	630
140	Cboe Volatility Index VIX	MS	01/21/2026	100.0000	209,300	280
190	Cboe Volatility Index VIX	MS	02/18/2026	65.0000	284,050	5,320
380	Cboe Volatility Index VIX	MS	02/18/2026	70.0000	568,100	9,880
380	Cboe Volatility Index VIX	MS	02/18/2026	75.0000	568,100	7,980
380	Cboe Volatility Index VIX	MS	02/18/2026	80.0000	568,100	6,840
190	Cboe Volatility Index VIX	MS	02/18/2026	85.0000	284,050	2,470
190	Cboe Volatility Index VIX	MS	02/18/2026	90.0000	284,050	2,755
380	Cboe Volatility Index VIX	MS	02/18/2026	100.0000	568,100	4,180
190	Cboe Volatility Index VIX	MS	02/18/2026	110.0000	284,050	1,900
180	Cboe Volatility Index VIX	MS	03/18/2026	70.0000	269,100	7,560
180	Cboe Volatility Index VIX	MS	03/18/2026	75.0000	269,100	6,210
180	Cboe Volatility Index VIX	MS	03/18/2026	80.0000	269,100	4,860

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED(e) - 0.1%
	(Continued)
	CALL OPTIONS PURCHASED - 0.1% (Continued)
180	Cboe Volatility Index VIX	MS	03/18/2026	$85.0000	$269,100	$5,220
180	Cboe Volatility Index VIX	MS	03/18/2026	95.0000	269,100	3,960
180	Cboe Volatility Index VIX	MS	03/18/2026	100.0000	269,100	3,600
180	Cboe Volatility Index VIX	MS	04/15/2026	70.0000	269,100	6,120
180	Cboe Volatility Index VIX	MS	04/15/2026	75.0000	269,100	7,200
180	Cboe Volatility Index VIX	MS	04/15/2026	80.0000	269,100	7,740
180	Cboe Volatility Index VIX	MS	04/15/2026	90.0000	269,100	4,320
180	Cboe Volatility Index VIX	MS	04/15/2026	95.0000	269,100	5,400
180	Cboe Volatility Index VIX	MS	04/15/2026	110.0000	269,100	3,870
26	FTSE 100 Index(f)	MS	03/20/2026	9,625.0000	2,582,159	145,801
76	NIFTYM(f)	MS	06/30/2026	28,500.0000	3,971,699	18,935
	TOTAL CALL OPTIONS PURCHASED (Cost - $359,533)					276,181

	PUT OPTIONS PURCHASED - 0.0%(a)
26	FTSE 100 Index(f)	MS	03/20/2026	9,475.0000	2,585,159	26,462
4	S&P 500 Index	MS	03/20/2026	6,750.0000	2,738200	48,564
	TOTAL PUT OPTIONS PURCHASED (Cost - $178,348)					75,026
	TOTAL INDEX OPTIONS PURCHASED (Cost - $537,881)					351,207

	OTC DUAL AND TRIPLE BINARY OPTIONS
	PURCHASED(g) - 1.1%
	PUT OPTIONS PURCHASED - 1.1%
373,000	BRLJPY > 26.437 and EUSA30 > 2.87%	CIT	10/09/2028	26.4300	45,921	73,224
116,000	EURUSD < 1.165 and USDJPY < 157.95	BAR	01/07/2026	1.1600	6,380	13,096
332,000	EURZAR < 19.40 and EURCMS30y > 3.28%	MS	10/06/2028	19.4000	28,912	57,219
386,000	NDX > 25806.275 and USD5y30y > 1.097%	MS	02/20/2026	25,806.2700	20,458	250
1,360,000	NKY < 45931.75 and GLD US < 340.95	GS	01/09/2026	45,931.7500	94,520	1
1,360,000	NKY < 45931.75 and GLD US < 340.95	GS	02/13/2026	45,931.7500	94,520	3,944
1,095,000	NKY > 51077.25 and USDJPY < 151.731	CIT	02/13/2026	51,077.2500	65,481	31,709
1,095,000	NKY > 51077.25 and USDJPY < 151.731	CIT	03/13/2026	51,077.2500	65,481	56,394
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	02/20/2026	6,151.5000	74,760	45,633
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	03/20/2026	6,151.5000	74,760	67,595
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	04/17/2026	6,151.5000	74,760	86,373
1,068,000	SPX < 6151.50 and GLD US > 326.31	MS	05/15/2026	6,151.5000	74,760	100,784
955,000	SPX < 6283.30 and US30YRSOFR > 4.0175%	BAML	03/20/2026	6,283.3000	69,715	67,588
1,150,200	SPX < 6380.54 and GLD US > 357.35	GS	03/20/2026	6,380.5400	71,888	105,431
1,150,200	SPX < 6380.54 and GLD US > 357.35	GS	04/17/2026	6,380.5400	71,888	119,022
1,150,200	SPX < 6380.54 and GLD US > 357.35	GS	05/15/2026	6,380.5400	71,888	129,648
720,000	SPX > 6420.55 and CLG6 < 57.48	MS	01/14/2026	6,420.5500	74,160	361,822
428,000	SPX > 7381 and USDCAD > 1.40995	BAML	09/18/2026	7,381.0000	36,380	13,773
762,000	SPX Digi Lookback Put 80% 1d reset	GS	04/16/2027	80.0000	144,628	129,311
762,000	SPX Digi Lookback Put 81.5% 1d reset	GS	03/19/2027	81.5000	154,305	136,703
762,000	SPX Digi Lookback Put 83% 1d reset	GS	02/19/2027	83.0000	161,925	143,485
762,000	SPX Digi Lookback Put 84.5% 1d reset	GS	01/15/2027	84.5000	170,840	149,809
762,000	SPX Digi Lookback Put 86% 1d reset	GS	12/18/2026	86.0000	183,794	160,249

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	OTC DUAL AND TRIPLE BINARY OPTIONS
	PURCHASED(g) - 1.1% (Continued)
	PUT OPTIONS PURCHASED - 1.1% (Continued)
762,000	SPX Digi Lookback Put 88.5% 1d reset	GS	11/20/2026	$88.5000	$215,341	$186,614
762,000	SPX Digi Lookback Put 90% 1d reset	GS	10/16/2026	90.0000	233,095	197,282
376,000	UKX > 10113 and EURGBP < 0.8694	JPM	12/18/2026	10,113.0000	83,969	92,957
1,092,000	UKX > 10216.50 and GBPUSD > 1.3625	GSI	05/15/2026	10,216.5000	158,265	232,140
1,105,000	UKX > 8776.9 and GBPUSD > 1.401	GS	02/20/2026	8,776.9000	122,799	69,424
430,000	USDBRL < 5.6 and EURCMS30y > 3.15%	BAML	09/24/2027	5.6000	61,920	73,872
182,000	USDJPY < 139 and JYS010 > 1.475%	GS	04/17/2026	139.0000	23,478	—
428,000	USDTRY < 63 and EURCMS30y > 3.15%	JPM	09/29/2027	63.0000	87,954	153,738
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,918,945)					3,059,090
	TOTAL OTC DUAL AND TRIPLE BINARY OPTIONS PURCHASED (Cost - $2,918,945)					3,059,090

	FUTURE OPTIONS PURCHASED(h) - 9.5%
	CALL OPTIONS PURCHASED – 9.0%
83	3 Month SOFR	MS	03/13/2026	96.5000	20,020,638	15,563
101	Copper LME(f)	MS	01/07/2026	12,000.0000	31,476,625	1,275,832
292	Copper LME(f)	MS	12/02/2026	16,000.0000	89,904,610	2,303,807
12	Crude Oil(f)	MS	01/14/2026	65.0000	689,040	840
37	Crude Oil(f)	MS	04/27/2026	100.0000	2,229,250	4,070
86	Crude Oil(f)	MS	05/14/2026	100.0000	5,181,500	8,600
1	Gold(f)	MS	01/27/2026	4,100.0000	434,110	26,430
1	Gold(f)	MS	01/27/2026	4,210.0000	434,110	17,830
1	Gold(f)	MS	01/27/2026	4,350.0000	434,110	9,550
1	Gold(f)	MS	01/27/2026	4,500.0000	434,110	4,160
2	Gold(f)	MS	03/26/2026	4,410.0000	874,780	31,700
2	Gold(f)	MS	03/26/2026	4,585.0000	874,780	19,700
2	Gold(f)	MS	03/26/2026	4,800.0000	874,780	10,500
2	Gold(f)	MS	03/26/2026	5,100.0000	874,780	4,240
27	Gold(f)	MS	05/26/2026	5,000.0000	11,898,630	182,250
197	HSCEI Index	MS	03/20/2026	9,800.0000	11,514,158	105,047
750	IODEX IO(f)	MS	01/30/2026	120.0000	7,901,250	1
750	IODEX IO(f)	MS	02/27/2026	120.0000	7,883,250	3,750
750	IODEX IO(f)	MS	03/31/2026	120.0000	7,860,000	17,250
750	IODEX IO(f)	MS	04/30/2026	120.0000	7,834,500	34,500
750	IODEX IO(f)	MS	05/29/2026	120.0000	7,801,500	49,500
750	IODEX IO(f)	MS	06/30/2026	120.0000	7,766,250	65,250
327	Lead LME(f)	MS	01/07/2026	2,000.0000	16,191,242	110,281
162	Lead LME(f)	MS	01/07/2026	2,050.0000	8,021,349	14,499
469	Lead LME(f)	MS	03/04/2026	2,100.0000	23,540,165	378,600
277	Lead LME(f)	MS	03/04/2026	2,200.0000	13,903,253	100,828
279	Lead LME(f)	MS	06/03/2026	2,300.0000	14,249,158	148,707
49	Natural Gas EURO(f)	MS	02/24/2026	3.3500	1,533,700	102,067
49	Natural Gas EURO(f)	MS	02/24/2026	3.6000	1,533,700	70,021
293	Natural Gas EURO(f)	MS	02/24/2026	5.0000	9,170,900	69,734
66	Natural Gas EURO(f)	MS	03/26/2026	4.0000	2,065,800	58,212
224	Nickel LME(f)	MS	01/07/2026	15,500.0000	20,832,000	1,413,028
111	Nickel LME(f)	MS	01/07/2026	19,000.0000	12,654,000	7

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED(h) - 9.5%
	(Continued)
	CALL OPTIONS PURCHASED – 9.0% (Continued)
203	Nickel LME(f)	MS	03/04/2026	$19,000.0000	$20,266,217	$225,013
85	Nickel LME(f)	MS	03/04/2026	20,000.0000	8,485,854	52,290
87	Nickel LME(f)	MS	06/03/2026	21,000.0000	10,962,000	104,343
11	Palladium(f)	MS	01/21/2026	2,000.0000	2,200,000	23,870
223	Platinum(f)	MS	03/18/2026	2,200.0000	22,792,830	1,989,160
4	S&P 500 EMINI	MS	12/18/2026	7,700.0000	1,407,750	28,750
6	S&P 500 EMINI	MS	12/18/2026	7,850.0000	2,111,625	31,800
4	S&P 500 EMINI	MS	12/18/2026	7,900.0000	1,407,750	19,100
6	S&P 500 EMINI	MS	12/18/2026	7,950.0000	2,111,625	25,800
4	S&P 500 EMINI	MS	12/18/2026	8,050.0000	1,407,750	13,850
6	S&P 500 EMINI	MS	12/18/2026	8,100.0000	2,111,625	18,675
6	S&P 500 EMINI	MS	12/18/2026	8,200.0000	2,111,625	15,000
6	S&P 500 EMINI	MS	12/18/2026	8,400.0000	2,111,625	9,600
6	S&P 500 EMINI	MS	12/18/2026	8,500.0000	2,111,625	7,725
832	Silver(f)	MS	01/27/2026	80.0000	292,710,080	8,590,400
118	Silver(f)	MS	06/25/2026	80.0000	42,346,070	4,148,290
257	Silver(f)	MS	06/25/2026	130.0000	92,228,305	2,029,015
15	Soybean(f)	MS	02/20/2026	1,180.0000	785,625	844
15	Soybean(f)	MS	02/20/2026	1,200.0000	785,625	656
15	Soybean(f)	MS	02/20/2026	1,240.0000	785,625	375
	TOTAL CALL OPTIONS PURCHASED (Cost - $7,571,969)					23,990,910

	PUT OPTIONS PURCHASED - 0.5%
308	3 Month SOFR	MS	06/12/2026	96.5000	74,451,300	42,350
265	3 Month SOFR	MS	09/11/2026	96.0000	64,159,813	8,281
1,247	ECX EMISS FSM(f)	MS	06/24/2026	50.0000	107,641,040	197,774
1	Gold(f)	MS	01/27/2026	3,685.0000	434,110	270
1	Gold(f)	MS	01/27/2026	3,815.0000	434,110	470
1	Gold(f)	MS	01/27/2026	3,915.0000	434,110	780
1	Gold(f)	MS	01/27/2026	4,010.0000	434,110	1,350
2	Gold(f)	MS	03/26/2026	3,790.0000	874,780	3,480
2	Gold(f)	MS	03/26/2026	3,975.0000	874,780	7,500
2	Gold(f)	MS	03/26/2026	4,130.0000	874,780	14,360
2	Gold(f)	MS	03/26/2026	4,275.0000	874,780	25,000
49	Natural Gas EURO(f)	MS	02/24/2026	2.9500	1,533,700	96,383
49	Natural Gas EURO(f)	MS	02/24/2026	3.1000	1,533,700	133,525
54	Platinum(f)	MS	01/21/2026	1,750.0000	5,502,870	98,010
75	S&P 500 EMINI	MS	03/20/2026	6,400.0000	25,846,875	231,563
88	Silver(f)	MS	01/27/2026	50.0000	30,958,400	68,640
72	Silver(f)	MS	01/27/2026	55.0000	25,329,600	140,040
15	Soybean(f)	MS	02/20/2026	1,090.0000	785,625	36,563
15	Soybean(f)	MS	02/20/2026	1,120.0000	785,625	56,438
15	Soybean(f)	MS	02/20/2026	1,150.0000	785,625	77,906
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,420,644)					1,240,683
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $8,992,613)					25,231,593

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal
Amount ($)		Yield (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 46.6%
	U.S. TREASURY BILLS — 46.6%
1,610,000	United States Treasury Bill	2.65	01/08/26	$1,609,067
13,100,000	United States Treasury Bill	3.43	02/10/26	13,049,754
13,650,000	United States Treasury Bill	3.53	02/26/26	13,575,123
13,200,000	United States Treasury Bill	3.51	03/19/26	13,101,742
13,700,000	United States Treasury Bill	3.56	04/02/26	13,578,327
13,200,000	United States Treasury Bill	3.54	04/16/26	13,065,656
15,150,000	United States Treasury Bill	3.56	04/30/26	14,974,943
10,200,000	United States Treasury Bill	3.57	05/07/26	10,074,873
12,600,000	United States Treasury Bill	3.55	05/28/26	12,420,968
8,200,000	United States Treasury Bill	3.54	06/04/26	8,078,588
10,200,000	United States Treasury Billh)	3.54	06/11/26	10,042,200
				123,571,241
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $123,512,370)			123,571,241

	TOTAL INVESTMENTS – 74.2% (Cost $173,921,106)			$196,716,389
	CALL OPTIONS WRITTEN - (3.2)% (Premiums received - $2,292,983)			(8,634,778)
	PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $270,229)			(242,428)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 29.1%			77,287,669
	NET ASSETS - 100.0%			$265,126,852

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS(h) - (3.3)%
	CALL OPTIONS WRITTEN- (3.2)%
124	3 Month SOFR	MS	03/13/2026	$96.6200	$29,910,350	$12,400
83	3 Month SOFR	MS	03/13/2026	96.8700	20,020,638	4,150
30	Copper LME(f)	MS	01/07/2026	12,600.0000	9,349,493	104,580
10	Crude Oil(f)	MS	01/27/2026	62.5000	608,500	10,200
10	Crude Oil(f)	MS	01/27/2026	63.7500	608,500	6,900
10	Crude Oil(f)	MS	01/27/2026	65.7500	608,500	3,700
10	Crude Oil(f)	MS	01/27/2026	68.2500	608,500	2,000
8	Gold(f)	MS	05/26/2026	5,500.0000	3,525,520	19,440
17	Gold(f)	MS	05/26/2026	6,000.0000	7,491,730	17,340
37	Natural Gas(f)	MS	03/26/2026	5.4000	1,158,100	4,440
54	Platinum(f)	MS	01/21/2026	2,025.0000	5,502,870	392,310
42	SGX Iron Ore 62%(f)	MS	01/30/2026	130.0000	442,470	—
42	SGX Iron Ore 62%(f)	MS	02/27/2026	130.0000	441,462	—
42	SGX Iron Ore 62%(f)	MS	03/31/2026	130.0000	440,160	84
42	SGX Iron Ore 62%(f)	MS	04/30/2026	130.0000	438,732	294
42	SGX Iron Ore 62%(f)	MS	05/29/2026	130.0000	436,884	630

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS(h) - (3.3)%
	CALL OPTIONS WRITTEN- (3.2)%
42	SGX Iron Ore 62%(f)	MS	06/30/2026	$130.0000	$434,910	$1,050
724	Silver(f)	MS	01/27/2026	85.0000	254,703,200	4,836,320
118	Silver(f)	MS	06/25/2026	100.0000	42,344,300	2,149,960
257	Silver(f)	MS	06/25/2026	160.0000	92,224,450	1,001,015
12	US 10 Year Bond	MS	01/23/2026	112.5000	1,350,000	5,063
12	US 10 Year Bond	MS	01/23/2026	113.0000	1,356,000	2,813
12	US 10 Year Bond	MS	01/23/2026	113.5000	1,362,000	1,313
12	US 10 Year Bond	MS	01/23/2026	114.0000	1,368,000	750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,103,381)					8,576,752

	PUT OPTIONS WRITTEN - 0.1%
308	3 Month SOFR	MS	06/12/2026	96.2500	74,451,300	5,775
10	Crude Oil(f)	MS	01/27/2026	55.7500	608,500	3,200
94	Crude Oil(f)	MS	01/27/2026	58.0000	5,719,900	62,040
10	Crude Oil(f)	MS	01/27/2026	59.7500	608,500	11,700
10	Crude Oil(f)	MS	01/27/2026	61.0000	608,500	17,500
12	US 10 Year Bond	MS	01/23/2026	111.0000	1,332,000	750
12	US 10 Year Bond	MS	01/23/2026	111.5000	1,338,000	1,500
12	US 10 Year Bond	MS	01/23/2026	112.0000	1,344,000	3,187
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $152,425)					105,652
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $2,255,806)					8,682,403

	CURRENCY OPTIONS WRITTEN - 0.0% (a)
	CALL OPTIONS WRITTEN- 0.0%(a)
	EURcHUFp 500	JPM	03/10/2026	500.0000	4,364,000	164
	EURcHUFp 490	JPM	03/11/2026	490.0000	5,335,000	277
	USDcHKDp 7.85	JPM	04/09/2026	7.8500	24,075,000	4,851
	USDcJPYp 158.5	JPM	01/13/2026	158.5000	2,720,000	4,099
	USDcJPYp 159	JPM	01/22/2026	159.0000	2,756,000	5,663
	USDcKRWp OT 1497	JPM	01/28/2026	1,497.0000	130,000	15,613
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $127,362)					30,667

	PUT OPTIONS WRITTEN - 0.0%(a)
	EURpGBPc .87	JPM	02/16/2026	0.8700	1,811,000	6,921
	NZDpUSDc 0.57	JPM	02/09/2026	0.5700	3,560,000	13,625
	USDpBRLc 5.25	JPM	01/05/2026	5.2500	2,126,000	7
	USDpBRLc 5.28	JPM	01/08/2026	5.2800	4,046,000	270
	USDpZARc 16.8	JPM	01/08/2026	16.8000	1,032,000	15,198
	USDpZARc Digi 17.50 DKO 16.50-19.00	JPM	02/24/2026	17.5000	95,000	5,795
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $54,924)					41,816
	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $182,286)					72,483

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS WRITTEN(e) - 0.0% (a)
	CALL OPTIONS WRITTEN- 0.0%(a)
160	Cboe Volatility Index VIX	MS	01/21/2026	$20.0000	$239,200	$9,760
160	Cboe Volatility Index VIX	MS	01/21/2026	22.0000	239,200	7,840
160	Cboe Volatility Index VIX	MS	01/21/2026	25.0000	239,200	6,240
160	Cboe Volatility Index VIX	MS	01/21/2026	34.0000	239,200	3,520
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $62,240)					27,360

	PUT OPTIONS WRITTEN - 0.0%(a)
160	Cboe Volatility Index VIX	MS	01/21/2026	15.5000	239,200	9,120
160	Cboe Volatility Index VIX	MS	01/21/2026	16.5000	239,200	18,560
160	Cboe Volatility Index VIX	MS	01/21/2026	17.5000	239,200	30,640
160	Cboe Volatility Index VIX	MS	01/21/2026	18.0000	239,200	36,640
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $62,880)					94,960
	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $125,120)					122,320

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
9	Carbon Emissions Future(f)	12/15/2026	$923,790	$29,057
409	CBOT 10 Year US Treasury Note	03/23/2026	45,986,939	(355,321)
75	CBOT 2 Year US Treasury Note Future	04/01/2026	15,659,180	(7,424)
105	CBOT 5 Year US Treasury Note	04/01/2026	11,476,992	(14,376)
109	CBOT Soybean Future(f)	03/16/2026	5,708,875	(383,572)
27	CBOT Soybean Meal Future(f)	03/16/2026	808,380	(41,046)
83	CBOT Wheat Future(f)	03/16/2026	2,104,050	(181,783)
24	CME Australian Dollar Currency Future	03/17/2026	1,601,520	9,202
1	CME E-Mini NASDAQ 100 Index Future	03/23/2026	509,135	(2,415)
1	CME E-mini Russell 2000 Index Futures	03/23/2026	124,900	(2,511)
100	CME E-Mini Standard & Poor’s 500 Index Future	03/23/2026	34,462,501	81,884
49	CME Lean Hogs Future(f)	02/17/2026	1,667,961	69,717
18	CME Live Cattle Future(f)	03/02/2026	1,667,520	48,673
66	CME Mexican Peso Currency Future	03/17/2026	1,818,960	24,750
1	COMEX Copper Future(f)	03/30/2026	142,050	14,625
17	COMEX Gold 100 Troy Ounces Future(f)	02/26/2026	7,379,870	(193,632)
2	E-mini Dow Jones Industrial Average Index Futures	03/23/2026	483,360	(2,360)
53	Eurex 10 Year Euro BUND Future	03/09/2026	7,943,151	(53,024)
14	Eurex 2 Year Euro SCHATZ Future	03/09/2026	1,756,414	(1,035)
42	Euro-BTP Italian Bond Futures	03/09/2026	5,929,934	(9,643)
21	Euronext CAC 40 Index Future	01/20/2026	2,011,678	6,583
10	French Government Bond Futures	03/09/2026	1,416,706	2,538
131	FTSE 100 Index Future	03/23/2026	17,554,845	102,304
3	FTSE/MIB Index Future	03/23/2026	793,932	12,703
5	HKG Hang Seng China Enterprises Index Future	01/30/2026	285,986	32
68	HKG Hang Seng Index Future	01/30/2026	11,204,720	(63,271)
13	ICE Brent Crude Oil Future(f)	02/02/2026	791,050	8,673
48	ICE Gas Oil Future(f)	02/13/2026	2,976,000	(158,309)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
49	KCBT Hard Red Winter Wheat Future(f)	03/16/2026	$1,261,138	$(52,039)
11	KFE 10 Year Treasury Bond Future	03/18/2026	860,605	4,585
57	KFE 3 Year Treasury Bond Future	03/18/2026	4,164,095	15,245
4	KFE KOSPI 200 Index Future	03/13/2026	421,254	18,226
3	LME Copper Future(f)	02/17/2026	934,188	92,913
2	LME Nickel Future(f)	02/17/2026	199,082	(778)
18	LME Primary Aluminum Future(f)	02/17/2026	1,344,083	36,042
7	LME Zinc Future(f)	02/17/2026	544,257	1,757
69	Long Gilt Future	03/30/2026	8,498,618	5,236
5	MEFF Madrid IBEX 35 Index Future	01/20/2026	1,015,008	15,933
2	MIAX Futures Onyx Hard Red Spring Wheat Futures(f)	03/16/2026	57,400	(287)
9	Mini-DAX Futures	03/23/2026	1,305,275	20,803
27	Montreal Exchange 10 Year Canadian Bond Future	03/23/2026	2,378,436	8,605
10	Montreal Exchange S&P/TSX 60 Index Future	03/20/2026	2,713,013	5,560
9	NYBOT CSC C Coffee Future(f)	03/20/2026	1,177,031	(108,432)
20	NYBOT CSC Number 11 World Sugar Future(f)	03/02/2026	336,224	2,173
98	NYMEX Henry Hub Natural Gas Futures(f)	01/29/2026	3,612,280	(589,735)
11	NYMEX Light Sweet Crude Oil Future(f)	01/21/2026	631,620	(10,517)
31	NYMEX NY Harbor ULSD Futures(f)	02/02/2026	2,762,193	(188,135)
3	NYMEX Palladium Future(f)	03/30/2026	495,420	(48,493)
3	NYMEX Platinum Future(f)	04/29/2026	306,630	5,774
33	OML Stockholm OMXS30 Index Future	01/20/2026	1,037,762	23,667
195	OSE Nikkei 225 mini Future	03/13/2026	6,274,700	79,312
4	SAFEX FTSE/JSE Top 40 Index Future	03/20/2026	264,114	2,791
31	SFE 10 Year Australian Bond Future	03/17/2026	2,264,633	(1,437)
7	SFE S&P ASX Share Price Index 200 Future	03/20/2026	1,013,078	5,790
58	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(f)	03/02/2026	609,638	5,394
15	SGX MSCI Singapore Index Future	01/30/2026	520,161	8,791
79	Three Month SONIA Index Futures	03/17/2027	25,736,793	51,593
21	TSE Japanese 10 Year Bond Futures	03/16/2026	17,752,843	(152,203)
16	Ultra 10-Year US Treasury Note Futures	03/23/2026	1,840,250	750
62	Ultra U.S. Treasury Bond Futures	03/23/2026	7,316,000	(56,705)
77	White Sugar Future(f)	02/17/2026	1,645,875	59,649
	TOTAL LONG FUTURES CONTRACTS			(1,797,153)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
5	CBOE Volatility Index Future	01/22/2026	$82,663	$(408)
13	CBOE Volatility Index Future	02/19/2026	240,942	17,168
6	CBOE Volatility Index Future	03/19/2026	118,428	11,342
7	CBOE Volatility Index Future	04/16/2026	143,173	3,877
33	CBOT Corn Future(f)	03/16/2026	726,413	9,181
11	CBOT Soybean Oil Future(f)	03/16/2026	320,496	15,280
87	CME British Pound Currency Future	03/17/2026	7,317,788	(62,964)
37	CME Canadian Dollar Currency Future	03/18/2026	2,705,440	(13,669)
22	CME Euro Foreign Exchange Currency Future	03/17/2026	3,239,500	7,236

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
5	CME Feeder Cattle Future(f)	03/27/2026	$863,313	$(54,804)
48	CME Japanese Yen Currency Future	03/17/2026	3,851,100	27,750
18	CME New Zealand Dollar Currency Future	03/17/2026	1,038,240	426
3	CME Swedish Krona Currency Future	03/17/2026	653,550	(4,973)
4	CME Swiss Franc Currency Future	03/17/2026	635,375	3,166
1	COMEX Gold 100 Troy Ounces Future(f)	04/29/2026	437,390	11,790
139	COMEX Silver Future(f)	03/30/2026	49,069,085	2,853,464
10	Eurex 30 Year Euro BUXL Future	03/09/2026	1,293,703	8,794
14	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/20/2027	277,467	(22,565)
27	Eurex EURO STOXX 50 Future	03/23/2026	1,852,761	(18,450)
343	Euronext Milling Wheat Future(f)	03/11/2026	3,823,089	40,549
11	EUX Short term Euro-BTP Futures	03/09/2026	1,387,018	(879)
93	Financial Times Stock	03/23/2026	5,651,860	(41,641)
31	FVSA index - Mini-Futures on VSTOXX	01/22/2026	58,271	4,477
84	LME Copper Future(f)	01/20/2026	26,178,580	14,007
4	LME Lead Future(f)	02/17/2026	199,770	(4,156)
23	LME Lead Future(f)	03/17/2026	1,154,422	(972)
222	LME Nickel Future(f)	03/17/2026	22,163,054	(618,477)
14	MSCI World Index Futures USD NTR	03/23/2026	2,024,400	(27,575)
21	NYBOT CSC Cocoa Future(f)	03/17/2026	1,273,650	6,358
53	NYBOT CTN Number 2 Cotton Future(f)	03/10/2026	1,703,155	42,937
16	NYMEX Henry Hub Natural Gas Futures(f)	02/26/2026	500,800	35,650
14	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	02/02/2026	1,008,420	52,830
9	Robusta Coffee Future 10-Tonne(f)	03/26/2026	355,410	12,969
10	SFE 3 Year Australian Bond Future	03/17/2026	700,578	35
83	Three Month SONIA Index Futures	03/17/2026	26,925,239	20
40	TTF Natural Gas Base Load Monthly Futures(f)	01/30/2026	889,295	(28,125)
195	WCE Canola Future(f)	03/16/2026	1,711,650	42,581
	TOTAL SHORT FUTURES CONTRACTS			2,322,229
	TOTAL FUTURES CONTRACTS			525,076

OPEN FORWARD FOREIGN EXCHANGE CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy:
Chinese Yuan	01/30/2026	JPM	18,296,221	$2,627,178	$28,173
Czech Koruna	01/30/2026	JPM	17,631,837	858,099	3,599
Hungarian Forints	01/30/2026	JPM	1,011,109,322	3,086,397	40,637
Japanese Yen	01/30/2026	JPM	96,871,981	619,902	(509)
Mexican Peso	01/30/2026	JPM	197,345,330	10,930,135	75,017
Norwegian Krone	01/30/2026	JPM	16,637,245	1,650,671	24,656
Polish Zloty	01/30/2026	JPM	13,467,698	3,751,073	72,799
Singapore Dollar	01/30/2026	JPM	12,917	10,066	66
South African Rand	01/30/2026	JPM	215,418,473	12,984,467	433,041
Swedish Krona	01/30/2026	JPM	33,503,942	3,644,035	97,872
Swiss Franc	01/30/2026	JPM	142,594	180,504	2,685

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy: (continued)
Turkish Lira	03/16/2026	JPM	51,538,530	$1,139,681	$76,681
Brazilian Real	03/18/2026	JPM	83,300,997	14,951,298	35,572
Chilean Peso	03/18/2026	JPM	6,195,828,645	6,887,983	175,952
Columbian Peso	03/18/2026	JPM	10,185,174,800	2,634,803	(14,197)
Egyptian Pound	03/18/2026	JPM	182,993,871	3,740,854	476,640
Indian Rupee	03/18/2026	JPM	350,879,323	3,876,905	3,238
Mexican Peso	03/18/2026	JPM	4,569,638	251,927	3,304
Philippine Peso	03/18/2026	JPM	40,252,909	680,700	(4,300)
South Korean Won	03/18/2026	JPM	6,002,577,932	4,167,956	49,372
Taiwanese Dollar	03/18/2026	JPM	4,947,675	157,329	329
Thailand Baht	03/18/2026	JPM	20,466,930	651,708	(2,292)
Indonesia Rupiah	03/25/2026	JPM	167,254,000	9,994	(6)
Hong Kong Dollar	05/08/2026	JPM	11,755,420	1,515,837	(4,637)
Egyptian Pound	09/16/2026	JPM	269,866,228	5,180,716	313,984
Turkish Lira	09/16/2026	JPM	206,743,693	3,981,866	170,369
Turkish Lira	09/17/2026	JPM	27,308,000	525,555	18,849
Nigeria Naira	12/16/2026	JPM	1,053,771,720	731,171	83,171
Turkish Lira	09/27/2027	JPM	44,064,000	781,205	170,676
					2,330,741

To Sell:
Chinese Yuan	01/30/2026	JPM	39,520,575	5,674,812	(73,680)
Czech Koruna	01/30/2026	JPM	17,631,837	858,099	(14,631)
Hungarian Forints	01/30/2026	JPM	318,514,531	972,261	(8,261)
Israeli Shekel	01/30/2026	JPM	4,159,854	1,305,569	(11,569)
Japanese Yen	01/30/2026	JPM	96,871,981	619,902	3,106
Mexican Peso	01/30/2026	JPM	453,691,481	25,128,081	(433,396)
Norwegian Krone	01/30/2026	JPM	6,160,724	611,239	(4,239)
Polish Zloty	01/30/2026	JPM	659,524	183,693	(1,693)
Singapore Dollar	01/30/2026	JPM	4,352,522	3,391,872	(25,627)
South African Rand	01/30/2026	JPM	186,928,973	11,267,247	(213,569)
Swedish Krona	01/30/2026	JPM	636,501	69,229	(1,229)
Swiss Franc	01/30/2026	JPM	32,650	41,331	(331)
Turkish Lira	03/16/2026	JPM	51,538,530	1,139,681	(75,185)
Brazilian Real	03/18/2026	JPM	80,174,527	14,390,143	(28,702)
Columbian Peso	03/18/2026	JPM	30,276,036,220	7,832,108	114,892
Egyptian Pound	03/18/2026	JPM	182,993,871	3,740,854	(225,779)
Indian Rupee	03/18/2026	JPM	111,960,259	1,237,061	(10,061)
Philippine Peso	03/18/2026	JPM	266,511,095	4,506,857	(24,215)
South Korean Won	03/18/2026	JPM	9,065,597,674	6,294,797	(63,064)
Taiwanese Dollar	03/18/2026	JPM	94,447,162	3,003,285	25,744
Thailand Baht	03/18/2026	JPM	41,001,972	1,305,584	(11,395)
Indonesia Rupiah	03/25/2026	JPM	50,706,278,070	3,030,004	(3,975)
Hong Kong Dollar	05/08/2026	JPM	11,755,420	1,515,837	14,893
Turkish Lira	09/16/2026	JPM	8,462,000	162,977	(5,517)
Turkish Lira	09/27/2027	JPM	44,064,000	781,205	(169,205)
					(1,246,688)
Total					1,084,053

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

				Local Currency
		Settlement		Amount	Local Currency	U.S. Dollar Market	U.S. Dollar Market	Unrealized
Foreign Currency		Date	Counterparty	Purchased	Amount Sell	Value Buy	Value Sell	Appreciation/(Depreciation)
To Buy:	To Sell:
Euro	Hungarian
	Forints	1/30/2026	JPM	13,313,152	5,143,381,578	$15,659,574	$(15,700,101)	$(40,527)

Hungarian Forints	Euro	1/30/2026	JPM	5,143,381,579	13,271,513	15,700,100	(15,610,595)	89,505
								48,978

CREDIT DEFAULT SWAP AGREEMENTS
						Amortized Upfront
		Fixed Deal				Payments Received/	Unrealized
Description*	Counterparty	Receive/(Pay) Rate	Maturity Date	Notional Value	Fair Value	(Paid)	Appreciation
CDX.EM SERIES 44+	JPM	1.00%	12/20/2030	$(3,092,000)	$(32,218)	$(67,987)	$35,759
CDX.NA.HY SERIES 45^	HSBC	(5.00)%	12/20/2030	6,199,380	(482,845)	(488,663)	5,818
CDX.NA.IG SERIES 45+	HSBC	1.00%	12/20/2030	(3,439,000)	79,018	74,532	4,486
ITRAXX EUROPE CROSSOVER SERIES 44+	JPM	5.00%	12/20/2030	(1,106,673)	124,337	110,754	13,584
ITRAXX EUROPE SERIES 44+	JPM	1.00%	12/20/2030	(70,489)	1,651	1,548	103
TOTAL							59,760

*	Pays quarterly.

+	Sell protection.

^	Buy protection.

INTEREST RATE SWAP AGREEMENTS
						Amortized Upfront
						Payments	Unrealized
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Received/(Paid)	Appreciation/(Depreciation)
14.60%	BRL-CDI	Annually	10/20/2026	$30,552,845	$8,385	$(13,974)	$22,349
PLN-BUBOR	3.718%	Annually	3/18/2029	3,644,771	14,077	438	13,640
6.229%	HUF-WIBOR	Semi-Annually	3/18/2029	3,842,973	(35,229)	(1,173)	(34,055)
SGD-SORA	1.645%	Semi-Annually	3/18/2029	196,045	(643)	3	(646)
NZD-Bills	3.26%	Semi-Annually	3/18/2029	2,205,662	(1,695)	(31)	(1,664)
KHD-HIBOR	2.737%	Quarterly	3/18/2029	10,793	27	1	26
1.99%	TWD-TAIBOR	Quarterly	3/18/2031	1,953,708	5,260	2,068	3,192
1.625%	CNY-7D Repo	Quarterly	3/18/2031	8,013,184	(11,073)	(5,750)	(5,323)
NOK-NIBOR	4.40%	Annually	3/18/2031	4,252,616	(5,641)	(110)	(5,531)
ZAR-JIBAR	8.6835%	Quarterly	12/4/2035	5,249,336	29,910	13,535	16,375
MXN-F-TIIE	8.5395%	Monthly	12/9/2035	6,856,605	(67,151)	(32,428)	(34,723)
TWD-TAIBOR	2.324%	Quarterly	3/18/2036	1,155,018	(1,647)	4,280	(5,927)
NZD-BILLS	4.077%	Semi-Annually	3/18/2036	12,560,191	(68,761)	(497)	(68,263)
ZAR-JIBAR	7.583%	Quarterly	3/18/2036	4,040,887	40,022	(5,496)	45,518
4.292$	PLN-WIBOR	Semi-Annually	3/18/2036	63,764	(474)	65	(539)
SGD-SORA	2.136%	Semi-Annually	3/18/2036	15,559	(212)	—	(212)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

						Amortized Upfront
						Payments Received/	Unrealized
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	(Paid)	Appreciation/(Depreciation)
CLP-ICPROM	5.255%	Semi-Annually	3/18/2036	$1,337,168	$5,516	$(291)	$5,807
3.98%	NOK-NIBOR	Semi-Annually	3/18/2046	1,249,332	5,815	(117)	5,932
13.545%	BRL-CDI	Annually	1/4/2027	17,103,571	53,128	52,848	280
1.14%	JPY-TONAR	Annually	3/18/2028	13,928,880	26,742	158	26,584
CHF-SARON	-0.049%	Annually	3/18/2028	6,437,805	(2,583)	42	(2,625)
EUR-SARON	1.983%	Annually	3/18/2028	11,648,614	(14,017)	(92)	(13,925)
CAD-CORRA	2.4032%	Semi-Annually	9/15/2028	4,178,293	(21,916)	6,278	(28,194)
BRL-CDI	13.26%	Annually	1/2/2029	11,464,723	44,477	(1,939)	46,416
MXN-F-TIIE	7.498%	Monthly	3/14/2029	2,943,519	307	(154)	460
CAD-CORRA	2.766%	Semi-Annually	3/18/2029	177,040	547	(4)	551
COP-IBR	9.965%	Quarterly	3/18/2029	4,902,436	(124,593)	(314)	(124,280)
BRL-CDI	13.26%	Annually	1/2/2031	14,529,438	(119,649)	(84,413)	(35,236)
11.0587%	COP-IBR	Quarterly	3/18/2031	1,417,635	(8,844)	(1,520)	(7,325)
5.821%	INR-MIBOR	Semi-Annually	3/18/2031	289,975	1,440	2,372	(932)
THB-THOR	1.401%	Quarterly	3/18/2031	2,603,641	20,191	(24)	20,215
13.515%	BRL-CDI	Annually	1/3/2033	2,371,137	(51,146)	990	(52,137)
MXN-F-TIIE	8.144%	Monthly	3/5/2036	889,471	(5,522)	(91)	(5,431)
COP-IBR	10.227%	Quarterly	3/18/2036	3,149,030	(139,642)	(10,299)	(129,342)
CHF-NIBOR	0.539%	Annually	3/18/2036	2,176,147	(31,421)	(16,068)	(15,353)
4.109%	NOK-NIBOR	Semi-Annually	3/18/2036	2,520,231	6,473	4,824	1,650
1.75%	THB-THOR	Quarterly	3/18/2036	1,203,647	(15,494)	67	(15,561)
JPY-TONAR	1.812%	Annually	3/18/2036	38,299	(375)	(14)	(361)
3.98643%	USD-SOFR	Annually	11/15/2052	8,400,600	278,180	878	277,302
4.459%	BGP-SONIA	Annually	3/18/2056	33,700	34	(8)	42
JPY-SONIA	2.80%	Annually	3/18/2056	486,080	(7,085)	1,399	(8,484)
2.897%	JPY-TONAR	Annually	3/18/2066	1,320,400	23,082	(4,089)	27,181
2.922%	EUR-ESTR	Annually	3/18/2076	2,953,595	45,429	8,978	36,451
2.9053%	USD-USCPI	Annually	8/29/2028	24,233,900	(311,925)	(100,356)	(211,569)
TOTAL							(257,667)

DISPERSION SWAP AGREEMENTS
						Unrealized
Description	Counterparty	Volatility Received	Volatility Paid	Maturity Date	Notional Value	Appreciation/(Depreciation)
Equity Volatility	MS	Custom Basket	Custom Basket	1/16/2026	(20,000)	$(9,609)
SPX Index	CIT	Custom Basket	U.S. Index	1/16/2026	(25,000)	(42,016)
SPX Index	BAML	Custom Basket	U.S. Index	1/16/2026	(25,000)	(7,167)
SPX Index	BAML	Custom Basket	U.S. Index	1/16/2026	(25,000)	525
SPX Index	BAML	Custom Basket	U.S. Index	1/16/2026	(25,000)	29,146
SPX Index	UBS	Custom Basket	U.S. Index	1/16/2026	(10,000)	4,461
SPX Index	UBS	Custom Basket	U.S. Index	1/16/2026	(15,000)	(447)
SPX Index	BAR	Custom Basket	U.S. Index	6/18/2026	(20,000)	28,057
SPX Index	BAR	Custom Basket	U.S. Index	6/18/2026	(15,000)	(11,811)
SPX Index	JPM	Custom Basket	U.S. Index	6/18/2026	(30,000)	17,249
SPX Index	BAML	Custom Basket	U.S. Index	6/18/2026	(40,000)	(42,241)
SPX Index	BAR	Custom Basket	U.S. Index	1/15/2027	(20,000)	14,200
SPX Index	BAR	Custom Basket	U.S. Index	1/15/2027	(30,000)	(77,395)
SPX Index	CIT	Custom Basket	U.S. Index	1/15/2027	(20,000)	(1,616)
SPX Index	JPM	Custom Basket	U.S. Index	1/15/2027	(20,000)	(3,817)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

						Unrealized
Description	Counterparty	Volatility Received	Volatility Paid	Maturity Date	Notional Value	Appreciation/(Depreciation)
SPX Index	UBS	Custom Basket	U.S. Index	1/15/2027	(25,000)	$47,340
SX5E Index	JPM	Custom Basket	Europe Index	6/19/2026	(20,000)	9,418
SX5E Index	UBS	Custom Basket	Europe Index	6/19/2026	(10,000)	(1,079)
SX5E Index	CIT	Custom Basket	Europe Index	12/18/2026	(10,000)	15,082
SX5E Index	GSI	Custom Basket	Europe Index	12/18/2026	(10,000)	(4,021)
SX5E Index	UBS	Custom Basket	Europe Index	12/18/2026	(15,000)	17,191
TOTAL						(18,550)

TOTAL RETURN SWAPS
					Unrealized
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Appreciation/(Depreciation)
ADNOC Drilling Company	MS	$(104,375)	SOFR + 1.15%^	11/15/2030	$(2,718)
Air China Limited	JPM	16,941	HONIA – 0.35%+	9/21/2030	(4,018)
Airbus SE	BAR	(91,493)	ESTR + 0.20%+	8/8/4060	27,466
Aselsan Elektronik Sanay Ve Ticaret A.S.	MS	(24,497)	SOFR + 0.95%^	3/16/2030	2,061
Banca Transilvania S.A.	MS	(63,545)	SOFR + 1.00%^	5/15/2030	(663)
BCEFGR[1]	BAR	(86,563)	ESTR – 0.12%^	9/21/2030	1,157
BCEFMMT[2]	BAR	966,126	ESTR – 0.25%^	11/16/2030	(15,967)
BCEFMMTL[3]	BAR	997,226	ESTR – 0.15%^	1/16/2030	(16,477)
BCEFQLT[4]	BAR	(432,125)	ESTR + 0.30%^	4/15/2030	6,521
BCEFVALL[5]	BAR	(448,306)	ESTR – 0.30%^	7/15/2030	6,302
BCEFVALS[6]	BAR	1,510,192	ESTR + 0.35%^	9/21/2030	(16,924)
BCEFVOL[7]	BAR	(481,596)	ESTR + 0.25%^	9/21/2030	6,542
BCEFYLDL[8]	BAR	698,669	ESTR – 0.35%^	5/9/2030	(13,873)
BCEFYLDS[9]	BAR	914,216	ESTR – 0.25%^	11/16/2030	(21,531)
BCERSVCS[10]	BAR	(531,553)	SOFR + 0.30%^	4/17/2030	(2,071)
BCIICROS[11]	BAR	(950,646)	SOFR +0.30%^	4/25/2030	(3,037)
BCIIDISC[12]	BAR	8,043,027	SOFR – 0.25%^	7/15/2030	217,781
BCIIFFOD[13]	BAR	1,092,573	SOFR – 0.30%^	4/15/2030	21,214
BCIISHDF[14]	BAR	(546,180)	ESTR + 0.30%^	2/15/2030	19,437
BCIISOXD[15]	BAR	1,026,359	SOFR – 0.15%^	9/16/2030	11,545
BCUFPRFL[16]	BAR	284,904	SOFR – 0.25%^	11/16/2030	3,114
BCUFQLL[17]	BAR	1,403,524	SOFR – 0.25%^	9/21/2030	11,929
BCUFV[18]	BAR	59,782	SOFR – 0.25%	4/15/2030	472
BCUFVAL[19]	BAR	(2,178,197)	SOFR +0.30%^	9/16/2030	(41,823)
BEFSAMD[20]	BAR	(253,436)	N/A^	11/16/2030	3,920
BEFSAVG[21]	BAR	(124,025)	N/A^	11/16/2030	(546)
BEFSFU1[22]	BAR	(231,655)	N/A^	9/16/2030	(2,684)
BEFSFU2[23]	BAR	(220,622)	N/A^	9/16/2030	2,758
BEFSFULH[24]	BAR	(1,833,741)	N/A^	7/16/2030	(4,560)
BEFSFULK[25]	BAR	(593,528)	N/A^	12/16/2030	1,127
BEFSFULN[26]	BAR	(1,780,522)	N/A^	7/16/2030	701
BEFSFULT[27]	BAR	(1,784,469)	N/A^	12/16/2030	(5,403)
BEFSMST[28]	BAR	(371,447)	N/A^	11/16/2030	(533)
BEFSSOX[29]	BAR	(506,849)	N/A^	11/16/2030	3,619
Cabot Corp.	JPM	27,311	OBFR – 0.1%+	9/21/2030	(129)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

					Unrealized
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Appreciation/(Depreciation)
China Eastern Airlines Corporation Ltd.	JPM	4,162	HONIA – 4.25%+	9/10/2024	(3,189)
China Steel Corporation	MS	34,020	SOFR – 1.875%^	3/16/2030	(15)
CIEQMUL[30]	CIT	(2,003,234)	N/A+	9/30/2026	(879)
CIEQMUT[31]	CIT	(6,005,840)	N/A+	9/30/2026	(4,619)
CPFL ENERGIA SA	MS	(71,758)	CDI + 0.50%^	12/15/2030	1,855
CSN Mineracao S.A.	MS	24,263	CDI – 7.125%^	1/22/2030	906
EVA Airways Corporation	JPM	8,752	OBFR – 4.375%+	9/10/2024	1,072
Evergreen Marine Corporation	MS	23,406	SOFR – 6.50%^	5/15/2030	(824)
Fortune Electric Co Ltd	MS	(63,616)	SOFR + 0.75%^	4/15/2030	(2,445)
Franco-Nevada Corp.		525,077	OBFR – 0.15%+	7/8/2030	(44,797)
Gerdau S.A.	MS	20,961	CDI – 4.00%^	1/22/2030	37
GSCBAIV[32]	GS	366,679	SOFR – 0.70%^	9/21/2030	9,075
GSCBBZA[33]	GS	(1,161,855)	SOFR + 0.60%^	9/22/2030	2,639
GSGLPHRE[34]	GS	2,472,564	SOFR – 0.50%^	2/21/2030	12,233
GSISI266[35]	GS	(13,118,939)	N/A^	12/25/2030	16,460
GSMBAIC0[36]	GS	(4,819,378)	SOFR + 0.50%^	11/22/2030	49,101
GSMBATOL[37]	GS	(230,691)	SOFR + 0.65%^	9/22/2030	2,882
GSMBCHC[38]	GS	(1,043,552)	SOFR + 0.40%^	9/22/2030	(6,008)
GSMBNGS[39]	GS	(379,296)	SOFR + 0.23%^	9/21/2030	4,961
GSMBSHJ[40]	GS	(445,149)	TONAR + 0.45%^	9/22/2030	3,256
GSXAJPA[41]	GS	(356,886)	TONAR^	9/21/2030	3,424
GSXEBFV[42]	GS	(149,535)	ESTR – 0.40%^	9/21/2030	1,491
GSXECYCL[43]	GS	(812,707)	ESTR + 0.40%^	2/22/2030	10,605
GSXEDEF[44]	GS	416,305	ESTR – 0.40%^	9/21/2030	(2,609)
GSXFTRB[45]	GS	(130,813)	SOFR + 0.40%^	9/21/2030	(4,116)
GSXUCY[46]	GS	622,952	SOFR – 0.44%^	9/21/2030	13,106
GSXUNPT[47]	GS	373,013	SOFR + 0.45%^	11/22/2030	21,944
GSXURAN[48]	GS	(357,762)	SOFR + 0.30%^	11/22/2030	(14,552)
Hanwha Ocean Co., Ltd.	MS	(12,918)	SOFR + 0.75%^	11/15/2030	291
Hanwha Systems Co., Ltd.	MS	(18,956)	SOFR + 0.75%^	10/15/2030	983
HD Hyundai Heavy Industries Co.,Ltd.	MS	(64,318)	SOFR +0.75%^	10/30/4060	(3,191)
HD Korea Shipbuilding	MS	(16,015)	SOFR + 0.75%^	11/15/2030	(801)
HEICO Corp.	JPM	(117,476)	OBFR + 0.2%+	7/8/2030	991
Hyundai Rotem Co., Ltd.	MS	(23,637)	SOFR + 0.75%^	10/15/2030	1,431
J.B. Hunt Transport Services, Inc.	JPM	38,912	OBFR – 0.10%+	9/21/30	(3,416)
JP11DXYL[49]	JPM	152,827	OBFR – 0.25%+	7/21/2030	609
JP1NLA[50]	JPM	435,580	OBFR – 0.25%+	7/22/2030	5,829
JP1XAIG[51]	JPM	(251,353)	OBFR + 0.90%+	10/21/2030	(1,174)
JP1XCRI[52]	JPM	(213,274)	OBFR + 0.40%+	9/21/2030	(2,546)
JP1XDES[53]	JPM	(184,272)	OBFR + 0.30%+	9/21/2030	(14,101)
JP1XHU[54]	JPM	185,465	OBFR – 0.25%+	9/21/2030	22,184
JP1XNEO[55]	JPM	(94,672)	OBFR + 0.50%+	9/21/2030	(15,371)
JP1XREA[56]	JPM	(267,769)	OBFR + 0.25%+	9/21/2030	(10,255)
JPBWIN[57]	JPM	686,146	OBFR – 0.25%+	10/22/2030	(17,495)
JPFCPLEY[58]	JPM	(1,137,083)	ESTR + 0.30%+	2/22/2030	9,088
JPFJBR2[59]	JPM	(1,354,194)	CDI + 0.50%+	9/21/2030	(57,132)
JPFJBRL1[60]	JPM	(517,696)	CDI + 0.50%+	11/22/2030	2,131
JPFURU1[61]	JPM	(1)	OBFR+	3/30/2030	(1)
JPGWIN[62]	JPM	435,470	OBFR – 0.25%^	3/21/2030	7,261
JPQWIN[63]	JPM	789,398	OBFR – 0.25%+	3/21/2030	(28,125)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

					Unrealized
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	Appreciation/(Depreciation)
JPSZLAG[64]	JPM	283,015	OBFR – 0.25%+	5/28/2030	3,422
JPUSX[65]	JPM	(479,155)	OBFR + 0.50%+	9/21/2030	8,229
JPVWIN[66]	JPM	(681,493)	OBFR + 0.25%+	4/21/2030	20,877
Mitsui OSK Lines Ltd.	JPM	(15,474)	TONAR + 0.15%+	9/21/2030	941
Morgan Stanley	JPM	(399,6970	OBFR + 0.25%	2/22/2030	34,508
MSFDRUS 1[67]	MS	41,423,536	N/A	7/15/2030	(191,475)
MSVXTRV[68]	MS	(1,002,375)	^	9/30/2026	9,359
Netflix, Inc.	BAR	(22,112)	OBFR + 0.25%+	7/21/2030	(3,290)
Nippon Sanso Holdings Corp.		(109,692)	TONAR + 0.16%+	5/8/2030	(10,797)
Qatar Gas Transport Co., Ltd.	MS	(7,463)	SOFR + 1.15%^	6/21/2030	55
Reddit, Inc.	JPM	(12,514)	OBFR + 0.25%^	7/21/2030	4,712
Rheinmetall AG	JPM	(23,211)	ESTR + 0.15%+	10/22/2030	(1,216)
S&P 500 Consumer Staples Index	JPM	(1,109,657)	OBFR + 0.45%+	8/22/2030	(42,653)
Saab AB	JPM	(23,269)	STIBOR + 0.15%+	10/22/2030	2,487
Samsung Heavy Industries Co., Ltd.	MS	(23,563)	SOFR + 0.75%^	11/15/2030	(958)
Star Petroleum Refining Public Co., Ltd.	MS	(32,999)	SOFR -9.99%^	9/21/2030	53
Thai Oil Public Company, Ltd.	MS	(90,601)	SOFR – 3.375%^	9/21/2030	235
TPNBNK[69]	JPM	(459,660)	TONAR + 0.20%+	5/8/2030	234,454
Verisk Analytics, Inc.	JPM	62,222	OBFR – 0.10%+	9/21/2030	(1,692)
XRJPFLC1[70]	JPM	(13,238,865)	^	3/16/2030	(125,302)
TOTAL					$104,842

^	Pays monthly.

+	Pays at termination or maturity date.

Definitions

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

ESTR	- Euro Short-Term Rate

HIBOR	- Hong Kong Interbank Overnight Rate

HONIA	- Hong Kong Overnight Index Average

ICPROM	- Indice Camara Promedio

ID	- Indonesia Bank Rate

iOT	- Inward One Touch Option

LTD	- Limited Company

MIBOR	- Mumbai Interbank Offered Rate

MSCI	- Morgan Stanley Capital International

NIBOR	- Norwegian Interbank Offered Rate

OBFR	- Overnight Bank Funding Rate

OT	- One Touch Option

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

RKO	- Reverse Knock-Out Option

SA	- Société Anonyme

STIBOR	- Stockholm Interbank Offered Rate

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Definitions (Continued)

THOR	-Thai Overnight Rate

TIIE	- Interbank Euilibrium Interest Rate

TONAR	- Tokyo Overnight Average Rate

WIBOR	- Warsaw Interbank Overnight Rate

Broker/Counterparty Definitions

BAML	Bank of America Merrill Lynch

BAR	Barclays

CIT	Citibank

GS	Goldman Sachs

JPM	JP Morgan

MS	Morgan Stanley

UBS	UBS

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Foreign issued security.

(d)	Zero coupon bond.

(e)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.

(f)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund CFC.

(g)	Option only pays if all terms are met on the expiration date.

(h)	Each contract is equivalent to one futures contract.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

1	BCEFGR is a custom basket of clean energy stocks.
[2]	BCEFMMT is a custom basket of base metals stocks.
3	BCEFMMTL is a custom basket of defense stocks.
4	BCEFQLT is a custom basket of healthcare stocks.
5	BCEFVALL is a custom basket of global financial stocks.
6	BCEFVALS is a custom basket of global financial stocks.
7	BCEFVOL is a custom basket of technology stocks.
8	BCEFYLDL is a custom basket of global financial stocks.
9	BCEFYLDS is a custom basket of clean energy stocks.
10	BCERSVCS is a custom basket of reshoring stocks.
11	BCIICROS is a custom basket of U.S. common stocks.
12	BCIIDISC is a custom basket of U.S. housing stocks. The components of the basket as of December 31, 2025 are shown on the following pages.
13	BCIIFFOD is a custom basket of consumer trends sector stocks.
14	BCIISHDF is a custom basket of defense stocks.
15	BCIISOXD is a custom basket of technology stocks.
16	BCUFPRFL is a custom basket of consumer trends stocks.
17	BCUFQLL is a custom basket of global energy stocks.
18	BCUFV is a custom basket of global financial stocks.
19	BCUFVAL is a custom basket of short trucking stocks.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

20	BEFSAMD is used to get exposure to the AMD intraday momentum strategy.
21	BEFSAVG is used to get exposure to the Broadcom intraday momentum strategy.
22	BEFSFU1 is used to get exposure to the TSLA intraday momentum strategy.
23	BEFSFU2 is used to get exposure to the NVDA intraday momentum strategy.
24	BEFSFULH is a custom basket of HSI Index stocks used to get exposure to Hong Kong market during Asian trading hours, flatted before Asian market closes.
25	BEFSFULK is a custom basket of KOSPI Index stocks used to get exposure to Korea market during Asian trading hours, flatted before Asian market closes.
26	BEFSFULN is a custom basket of NKY Index stocks used to get exposure to Japan market during Asian trading hours, flatted before Asian market closes.
27	BEFSFULT is a custom basket of TAIEX Index stocks used to get exposure to Taiwan market during Asian trading hours, flatted before Asian market closes.
28	BEFSMST is used to get exposure to the microstrategy intraday momentum strategy.
29	BEFSSOX is used to get exposure to the semiconductor ETF intraday momentum strategy.
30	CIEQMUL replicates the difference between the S&P 1-day and 5-day variance.
31	CIEQMUT replicates the difference between the NASDAQ 1-day and 5-day variance.
32	GSBAIV is a custom basket of U.S. common stocks.
33	GSCBBZA is a custom basket of South American stocks.
34	GSGLPHRE is a custom basket of consumer trends stocks.
35	GSISI266 is a custom basket of stocks. The components of the basket as of December 31, 2025 are shown on the following pages.
36	GSMBAIC0 is a custom basket of technology stocks. The components of the basket as of December 31, 2025 are shown on the following pages.
37	GSMBATOL is a custom basket of auto company stocks.
38	GSMBCHC is a custom basket of U.S. common stocks.
39	GSMBNGS is a custom basket of U.S. common stocks.
40	GSMBSHJ is a custom basket of Japanese common stocks.
41	GSXAJPA is a custom basket of technology stocks.
42	GSXEBFV is a custom basket of technology stocks.
43	GSXECYCL is a custom basket of auto company stocks.
44	GSXEDEF is a custom basket of climate change stocks.
45	GSXFTRB is a custom basket of Turkish bank stocks.
46	GSXUCY is a custom basket of consumer trends stocks.
47	GSXUNPT is a custom basket of U.S. common stocks.
48	GSXURAN is a custom basket of U.S. common stocks.
49	JP11DXYL is a custom basket of energy stocks.
50	JP1NLA is a custom basket of global real estate stocks.
51	JP1XAIG is a custom basket of AI stocks.
52	JP1XCRI is a custom basket of U.S. mineral stocks.
53	JP1XDES is a custom basket of U.S. energy stocks.
54	JP1XHU is a custom basket of U.S. human resources stocks.
55	JP1XNEO is a custom basket of neocloud and digital infrastructure stocks.
56	JP1XREA is a custom basket of physical AI and robotics stocks.
57	JPBWIN is a custom basket of technology stocks.
58	JPFCPLEY is a custom basket of auto company stocks.
59	JPFJBR2 is a custom basket of South American stocks.
60	JPFJBRL1 is a custom basket of South American stocks.
61	JPFURU1 I is a custom basket of metal and coal stocks.
62	JPGWIN is a custom basket of global financials.
63	JPQWIN is a custom basket of short trucking company stocks.
64	JPSZLAG is a custom basket of U.S. common stocks.
65	JPUSX is a custom basket of healthcare stocks.
66	JPVWIN is a custom basket of consumer trends stocks.
67	MSFDRUS 1 – The components of the basket as of December 31, 2025 are shown on the following pages.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

68	MSVXTRV replicates VIX call spread.
69	TPNBNK is a custom basket of Japanese company stocks.
70	XRJPFLC1 is a custom basket of U.S. stocks. The components of the basket as of December 31, 2025 are shown on the following pages.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

The following table represents the individual positions and related values of underlying securities of the BCIIDISC Index Total Return Swap with Barclays.^

Name	Quantity	Value	Weight
Hasbro, Inc.	(3,587)	$(296,542)	3.75%
Dollar Tree, Inc.	(2,297)	(284,908)	3.61%
Mattel, Inc.	(14,116)	(282,183)	3.57%
LCI Industries	(2,142)	(263,183)	3.33%
YETI Holdings, Inc.	(5,907)	(261,749)	3.31%
Chefs’ Warehouse, Inc. (The)	(3,957)	(247,221)	3.13%
Six Flags Entertainment Corporation	(15,577)	(233,963)	2.96%
Dollar General Corporation	(1,631)	(221,568)	2.81%
Cheesecake Factory, Inc. (The)	(4,389)	(219,496)	2.78%
SiteOne Landscape Supply, Inc.	(1,594)	(201,896)	2.56%
Whirlpool Corporation	(2,749)	(198,542)	2.51%
La-Z-Boy, Inc.	(5,240)	(197,797)	2.50%
Best Buy Company, Inc.	(2,855)	(193,623)	2.45%
Acushnet Holdings Corporation	(2,303)	(188,625)	2.39%
Patrick Industries, Inc.	(1,692)	(188,382)	2.38%
Target Corporation	(1,919)	(187,004)	2.37%
Leggett & Platt, Inc.	(16,837)	(184,194)	2.33%
Brunswick Corporation	(2,449)	(183,737)	2.33%
Mohawk Industries, Inc.	(1,490)	(163,376)	2.07%
BRP, Inc.	(2,136)	(152,557)	1.93%
International Game Tachnology PLC	(9,643)	(149,466)	1.89%
Pool Corporation	(632)	(146,042)	1.85%
Yum! Brands, Inc.	(940)	(143,060)	1.81%
Vail Resorts, Inc.	(1,046)	(139,322)	1.76%
Penn Entertainment, Inc.	(9,403)	(138,973)	1.76%
Carmax, Inc.	(3,500)	(137,571)	1.74%
Polaris, Inc.	(2,113)	(136,179)	1.72%
Revolve Group, Inc.	(4,251)	(130,789)	1.66%
Thor Industries, Inc.	(1,204)	(125,474)	1.59%
Cracker Barrel Old Country Store, Inc.	(5,008)	(125,310)	1.59%
Winnebago Industries, Inc.	(2,995)	(123,247)	1.56%
Papa John’s International, Inc.	(3,123)	(121,811)	1.54%
LKQ Corporation	(3,918)	(120,701)	1.53%
RH	(663)	(120,559)	1.53%
Genuine Parts Company	(937)	(116,192)	1.47%
BJ’s Restaurants, Inc.	(2,866)	(112,620)	1.43%
Dine Brands Global, Inc.	(3,529)	(111,659)	1.41%
Floor & Decor Holdings, Inc., Class A	(1,771)	(108,655)	1.38%
Mister Car Wash, Inc.	(19,306)	(108,502)	1.37%
Topgolf Callaway Brands Corporation	(8,989)	(107,512)	1.36%
Harley-Davidson, Inc.	(5,004)	(104,181)	1.32%
Camping World Holdings, Inc., Class A	(10,530)	(102,566)	1.30%
Sonos, Inc.	(5,598)	(99,251)	1.26%
Dorman Products, Inc.	(780)	(98,072)	1.24%
United Parks & Resorts, Inc.	(2,502)	(90,986)	1.15%
Monro, Inc.	(4,235)	(86,132)	1.09%
Marinemax, Inc.	(3,344)	(81,392)	1.03%
Newell Brands, Inc.	(19,762)	(74,700)	0.95%
Fox Factory Holding Corporation	(3,700)	(64,599)	0.82%
Jack in the Box, Inc.	(3,399)	(64,515)	0.82%
Other Underlying Index Components*	(21,538)	(158,055)	2.00%
		$(7,898,639)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

The following table represents the individual positions and related values of underlying securities of the GSISI266 Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value+	Weight
JPY 2YR H6 IRS 1.14 18/03/2026 (IMM) (OIS) - 18/03/2028	(349,176,591)	$(2,233,576)	111.40%
EUR 2YR H6 IRS 1.983 18/03/2026 (IMM) (OIS) - 18/03/2028	(1,249,758)	(1,469,568)	73.29%
AUD 2YR 18/03/2026 (IMM)	(2,150,466)	(1,440,959)	71.87%
DKK 2YR H6 IRS 2.31345 18/03/2026 (IMM) - 18/03/2028	(7,742,921)	(1,219,170)	60.80%
GBP 2YR H6 IRS 3.456 18/03/2026 (IMM) (OIS) - 18/03/2028	801,304	1,079,706	-53.85%
NZD 2YR H6 IRS 2.74438 18/03/2026 (IMM) - 18/03/2028	1,498,529	869,845	-43.38%
SEK 2YR H6 IRS 2.13796 18/03/2026 (IMM) - 18/03/2028	(7,843,611)	(853,086)	42.55%
CHF 2YR H6 IRS -0.049 18/03/2026 (IMM) (OIS) - 18/03/2028	651,440	823,639	-41.08%
Japanese 10 Year Bond Future Mar26	1	656,141	-32.72%
CAD 2YR2YR IRS 3.1803 12/02/2026 (OIS) - 12/02/2028	879,433	642,761	-32.06%
NATURAL GAS FUTR Mar26	15	495,319	-24.70%
NATURAL GAS FUTR Jul26	(11)	(495,052)	24.69%
KRW 2YR H6 NDIRS 2.62204 18/03/2026 (IMM) - 18/03/2028	(596,784,896)	(415,918)	20.74%
COP 2YR H6 NDIRS 9.0097 18/03/2026 (IMM) - (OIS) 18/03/2028	(1,553,456,812)	(413,486)	20.62%
ZAR 2YR H6 IRS 6.56618 18/03/2026 (IMM) - 18/03/2028	6,782,194	408,639	-20.38%
SGD 2YR H6 IRS 1.28739 18/03/2026 (IMM) - (OIS) 18/03/2028	524,964	408,591	-20.38%
MXN 2YR H6 IRS 6.91269 18/03/2026 (IMM) - (OIS) 18/03/2028	7,326,111	408,510	-20.37%
PLN 2YR H6 IRS 3.83659 18/03/2026 (IMM) - 18/03/2028	1,454,940	405,807	-20.24%
HKD 2YR H6 IRS 2.72775 18/03/2026 (IMM) - 18/03/2028	3,157,582	405,774	-20.24%
US 10 Year Note (CBT) Mar26	(4)	(403,335)	20.12%
THB 2YR H6 NDIRS 1.10557 18/03/2026 (IMM) - (OIS) 18/03/2028	12,635,493	401,010	-20.00%
USD 2YR2YR IRS 3.5053 17/02/2026 (OIS) - 17/02/2028	(400,656)	(400,667)	19.98%
CNY 2YR H6 NDIRS 1.49886 18/03/2026 (IMM) - 18/03/2028	2,547,828	362,185	-18.06%
Euro-OAT Future Mar26	2	332,181	-16.57%
EURO-BOBL Future Mar26	2	309,574	-15.44%
US 2 Year Note (CBT) Mar26	(1)	(309,547)	15.44%
CZK 2YR H6 IRS 3.63766 18/03/2026 (IMM) - 18/03/2028	(6,184,127)	(300,054)	14.96%
SOYBEAN FUTURE May26	6	297,285	-14.83%
BRENT CRUDE FUTR May26	4	290,406	-14.48%
EURO-SCHATZ Future Mar26	2	290,123	-14.47%
MYR 2YR H6 NDIRS 3.18937 18/03/2026 (IMM) - 18/03/2028	(1,141,053)	(281,492)	14.04%
WTI Crude Future Mar26	4	251,570	-12.55%
COPPER FUTURE May26	(2)	(248,887)	12.41%
US 5 Year Note (CBT) Mar26	(2)	(245,697)	12.25%
CORN FUTURE Sep26	11	244,459	-12.19%
Soybean Future Nov26	(4)	(238,195)	11.88%
LME PRI ALUM FUTR Mar26	(3)	(215,142)	10.73%
EURO-BUND Future Mar26	1	206,095	-10.28%
Natural Gas Future Jan27	4	201,797	-10.06%
Corn Future Dec26	(8)	(196,316)	9.79%
Japanese 10 Year Bond Future Mar26	—	(188,312)	9.39%
SOYBEAN OIL FUTR Mar26	6	186,726	-9.31%
SOYBEAN OIL FUTR Jul26	(6)	(186,717)	9.31%
US 10 Year Note (CBT) Mar26	(2)	(183,974)	9.18%
LIVE CATTLE FUTR Jun26	(2)	(174,348)	8.70%
Euro-BTP Future Mar26	1	174,203	-8.69%
LIVE CATTLE FUTR Apr26	2	174,186	-8.69%
BRENT CRUDE FUTR Nov26	(3)	(174,168)	8.69%
LME Aluminum Future Nov26	2	172,099	-8.58%
Soybean Meal Future Jul26	(6)	(167,383)	8.35%
COFFEE ‘C’ FUTURE Sep26	(1)	(155,283)	7.74%
COFFEE ‘C’ FUTURE May26	1	155,008	-7.73%
BRL 2YR 18/03/2026 (IMM)	(849,822)	(154,450)	7.70%
WTI Crude Future Jan27	(3)	(150,888)	7.53%
NATURAL GAS FUTR Mar26	(4)	(140,799)	7.02%
Canadian 10 Year Bond Mar26	2	140,161	-6.99%
SOYBEAN MEAL FUTR May26	4	134,164	-6.69%
Other Underlying Index Components*	76,820,654	123,422	-6.16%
		$(2,005,083)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

The following table represents the individual positions and related values of underlying securities of the GSMBAICO Index Total Return Swap with Goldman Sachs.^

Name	Quantity	Value	Weight
NVIDIA Corporation	1,143	$214,511	4.67%
NVIDIA Corporation	1,030	193,269	4.21%
SK Hynix, Inc.	370	166,802	3.63%
Fujikura Ltd.	1,374	152,963	3.33%
SK Hynix, Inc.	334	150,285	3.27%
Fujikura Ltd.	1,238	137,816	3.00%
Tencent Holdings Ltd.	1,624	125,065	2.72%
Applovin Corporation - Class A	176	122,458	2.67%
Wistron Corp.	23,712	113,636	2.47%
Tencent Holdings Ltd.	1,464	112,681	2.45%
Applovin Corporation - Class A	159	110,331	2.40%
Cambricon Technologies, A.	558	108,349	2.36%
Broadcom, Inc.	301	105,420	2.29%
King Slide Works Co., Ltd.	883	105,386	2.29%
Wistron Corp.	21,364	102,383	2.23%
Arista Networks, Inc.	768	101,730	2.21%
Taiwan Semiconductor Manufacturing Company Ltd.	339	101,681	2.21%
Cambricon Technologies, A.	503	97,620	2.13%
Constellation Energy	269	96,123	2.09%
Hygon Information Technologies - Class A	2,985	95,874	2.09%
Broadcom, Inc.	271	94,981	2.07%
King Slide Works Co., Ltd.	795	94,951	2.07%
Asia Vital	1,957	94,110	2.05%
Arista Networks, Inc.	692	91,656	2.00%
Taiwan Semiconductor Manufacturing Company Ltd.	306	91,613	1.99%
Amazon.com	393	91,370	1.99%
Amphenol Corp.-Class A	656	89,407	1.95%
Constellation Energy	242	86,605	1.89%
Hygon Information Technologies - Class A	2,689	86,380	1.88%
Asia Vital	1,763	84,791	1.85%
Amazon.com	354	82,322	1.79%
Alphabet, Inc. - Class C	256	80,699	1.76%
Amphenol Corp.-Class A	591	80,554	1.75%
Vertiv Holdings Company	479	78,742	1.71%
Meta Platforms, Inc., Class A	117	77,800	1.69%
Talen Energy Corp.	201	76,162	1.66%
Alphabet, Inc. - Class C	231	72,708	1.58%
ADVANTEST Corporation	573	71,788	1.56%
Vertiv Holdings Company	432	70,945	1.54%
Meta Platforms, Inc., Class A	105	70,096	1.53%
Talen Energy Corp.	181	68,620	1.49%
ADVANTEST Corporation	516	64,680	1.41%
Micron Technology, Inc.	210	61,596	1.34%
Micron Technology, Inc.	190	55,497	1.21%
Microsoft Corp.	99	48,169	1.05%
Microsoft Corp.	89	43,400	0.94%
SK Mechatronics, Corp.	304	36,708	0.80%
SK Mechatronics, Corp.	273	33,073	0.73%
		$4,593,806	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with Morgan Stanley.^

Name	Quantity	Value	Weight
Royal Gold, Inc.	(3,677)	$(827,325)	-3.58%
Wheaton Precious Metals Corporation	(6,661)	(791,860)	-3.42%
Eli Lilly & Company	711	767,702	3.32%
Tencent Holdings Ltd.	9,172	705,928	3.05%
Goldman Sachs Group, Inc.	689	609,365	2.63%
JPMorgan Chase & Company	1,772	573,100	2.48%
BASF SE	(10,941)	(570,448)	-2.47%
Citigroup, Inc.	3,807	446,218	1.93%
Technipfmc PLC	9,838	444,579	1.92%
Mitsubishi UFJ Financial Group, Inc.	22,891	364,260	1.57%
Wells Fargo & Co.	3,590	338,573	1.46%
Franco-Nevada Corporation	(1,620)	(337,414)	-1.46%
Klepierre	8,398	332,707	1.44%
Pan American Silver Corp.	6,254	329,523	1.42%
Mizuho Financial Group, Inc.	8,929	324,865	1.40%
Epiroc AB, Class A	14,170	322,903	1.40%
Sandvik AB	9,677	315,805	1.37%
International Consolidated Airline	56,600	314,785	1.36%
Hecla Mining Co.	15,603	304,102	1.31%
Unibail-Rodamco-Westfield	2,774	301,830	1.30%
Xiaomi Corporation - Class B	58,960	297,728	1.29%
Bank of America Corp.	5,199	287,401	1.24%
Resona Holdings, Inc.	29,068	277,013	1.20%
Fresnillo PLC	6,206	276,521	1.20%
Komatsu Ltd.	8,579	273,799	1.18%
OR Royalties, Inc.	(7,580)	(272,653)	-1.18%
Concordia Financial Group Ltd.	32,369	267,252	1.16%
Standard Chartered Plc	10,868	266,438	1.15%
Barclays Plc	41,533	265,004	1.15%
Safran SA	746	259,565	1.12%
Modec, Inc.	3,412	259,168	1.12%
Eneos Holdings, Inc.	36,502	257,922	1.11%
Metso Corp.	14,559	255,933	1.11%
Banco Santander SA	21,586	255,288	1.10%
Erste Group Bank AG	2,107	254,427	1.10%
Otp Bank PLC	2,356	252,222	1.09%
Dollar General Corporation	1,814	246,325	1.06%
J&T Global Express Ltd.	181,332	243,478	1.05%
TransDigm Group, Inc.	183	240,910	1.04%
PNC Financial Services Group	1,136	239,764	1.04%
Sumitomo Mitsui Trust Holdings, Inc.	7,669	233,840	1.01%
Five Below, Inc.	1,218	229,746	0.99%
Chiba Bank Ltd. (The)	20,403	227,646	0.98%
Dollar Tree, Inc.	1,825	226,328	0.98%
Citizens Financial Group	3,800	224,010	0.97%
Elia Group SA/NV	1,686	218,824	0.95%
Mediobanca SPA	10,400	217,055	0.94%
Howmet Aerospace, Inc.	1,027	213,421	0.92%
Mebuki Financial Group, Inc.	31,627	209,546	0.91%
Weatherford International PLC	2,648	209,536	0.91%
Other Underlying Index Components*	(1,789,628)	11,950,298	51.68%
		$23,132,953	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

The following table represents the individual positions and related values of underlying securities of the XRJPFLC1 Index Total Return Swap with JP Morgan.^

Name	Quantity	Value+	Weight
EURO-SCHATZ Future Mar 26	(23)	$(2,831,994)	-25.64%
Short Euro BTP Future Mar 26	20	2,481,376	22.47%
GBP 3YR M6 IRS 3.77649 17/06/2026 (IMM) - (OIS) 17/06/2029	1,200,332	1,616,608	14.64%
GBP 3YR H6 IRS 3.51 18/03/2026 (IMM) (OIS) - 18/03/2029	1,200,053	1,616,231	14.63%
USD 3YR M6 IRS 3.23616 17/06/2026 (IMM) - (OIS) 17/06/2029	1,397,230	1,397,230	12.65%
USD 3YR H6 IRS 3.40583 18/03/2026 (IMM) - (OIS) 18/03/2029	1,394,300	1,394,300	12.62%
EUR 3YR H6 IRS 2.25994 18/03/2026 (IMM) - (OIS) 18/03/2029	1,111,080	1,305,297	11.82%
EUR 3YR M6 IRS 2.31101 17/06/2026 (IMM) - 17/06/2029	1,108,497	1,302,263	11.79%
JPY 3YR M6 IRS 1.14902 17/06/2026 (IMM) - (OIS) 17/06/2029	203,267,744	1,299,694	11.77%
JPY 3YR H6 IRS 0.97316 18/03/2026 (IMM) - (OIS) 18/03/2029	198,429,406	1,268,758	11.49%
GBP 3YR M6 IRS 3.77649 17/06/2026 (IMM) - (OIS) 17/06/2029	937,526	1,261,725	11.42%
GBP 3YR H6 IRS 3.51 18/03/2026 (IMM) (OIS) - 18/03/2029	937,307	1,261,431	11.42%
JPY 3YR M6 IRS 1.14902 17/06/2026 (IMM) - (OIS) 17/06/2029	(197,168,465)	(1,258,396)	-11.39%
JPY 3YR H6 IRS 0.97316 18/03/2026 (IMM) - (OIS) 18/03/2029	(192,475,306)	(1,228,443)	-11.12%
EURO-BUND Future Mar 26	(8)	(1,218,991)	-11.04%
LME Copper Future May 26	4	1,002,693	9.08%
WTI CRUDE FUTURE Feb 26	(17)	(997,476)	-9.03%
GOLD 100 Ounce Future Feb 26	2	994,215	9.00%
LME Copper Future Feb 26	(3)	(982,142)	-8.89%
SUGAR #11 (WORLD) May 26	(43)	(899,958)	-8.15%
Sugar #11 (World) Future Mar 26	53	878,701	7.96%
GBP 5YR M6 IRS 3.89167 17/06/2026 (IMM) - (OIS) 17/06/2031	634,548	853,977	7.73%
USD 5YR M6 IRS 3.35507 17/06/2026 (IMM) - (OIS) 17/06/2031	851,844	851,844	7.71%
GBP 5YR H6 IRS 3.75254 18/03/2026 (IMM) - (OIS) 18/03/2031	632,427	851,122	7.71%
USD 5YR H6 IRS 3.53261 18/03/2026 (IMM) - (OIS) 18/03/2031	850,385	850,385	7.70%
CAD 3YR M6 IRS 2.48617 17/06/2026 (IMM) - (OIS) 17/06/2029	1,153,148	841,913	7.62%
CAD 3YR H6 IRS 2.766 18/03/2026 (IMM) (OIS) - 18/03/2029	1,122,803	819,759	7.42%
WTI CRUDE FUTURE May 26	(12)	(801,976)	-7.26%
Copper Future, Mar 2026	(5)	(776,551)	-7.03%
Silver Future Mar 26	(2)	(753,273)	-6.82%
WTI CRUDE FUTURE Feb 26	13	743,958	6.74%
LME Aluminum Future Feb 26	9	653,410	5.92%
Euro-BTP Future Mar 26	5	652,651	5.91%
LME Copper Future Feb 26	(2)	(650,939)	-5.89%
Euro-OAT Future Mar 26	5	641,710	5.81%
Corn Future, Mar 2026	28	626,095	5.67%
Brent Crude Future, Mar 2026	10	621,812	5.63%
JPY 5YR M6 IRS 1.26115 17/06/2026 (IMM) - (OIS) 17/06/2031	(96,893,118)	(618,405)	-5.60%
LME Nickel Future May 26	7	615,003	5.57%
LME NICKEL FUTURE Feb 26	(6)	(609,761)	-5.52%
JPY 5YR H6 IRS 1.07806 18/03/2026 (IMM) - (OIS) 18/03/2031	(94,445,377)	(602,783)	-5.46%
AUD 3YR18/03/2026 (IMM)	882,469	590,813	5.35%
SEK 3YR H6 IRS 2.18338 18/03/2026 (IMM) - 18/03/2029	5,362,181	583,137	5.28%
AUD 3YR 17/06/2026 (IMM)	869,248	581,961	5.27%
SEK 3YR M6 IRS 2.26053 17/06/2026 (IMM) - 17/06/2029	5,244,620	570,352	5.16%
COPPER FUTURE May 26	5	563,716	5.10%
LME Zinc Future May 26	8	558,988	5.06%
GBP 10YR M6 IRS 4.24945 17/06/2026 (IMM) - (OIS) 17/06/2036	(414,607)	(558,392)	-5.06%
GBP 10YR H6 IRS 4.042 18/03/2026 (IMM) (OIS) - 18/03/2036	(411,685)	(554,458)	-5.02%
NY Harb ULSD Future Feb 26	6	542,325	4.91%
EUR 3YR H6 IRS 2.25994 18/03/2026 (IMM) - (OIS) 18/03/2029	(448,717)	(527,086)	-4.77%
EUR 3YR M6 IRS 2.31101 17/06/2026 (IMM) - 17/06/2029	(447,674)	(525,861)	-4.76%
Wheat Future (CBT) May 26	17	520,353	4.71%
LME NICKEL FUTURE Feb 26	(5)	(491,264)	-4.45%
Soybean Future, Mar 2026	9	489,801	4.43%
LME Copper Future Feb 26	(2)	(486,932)	-4.41%
WHEAT FUTURE(CBT) Mar 26	(19)	(486,627)	-4.41%
LME ZINC FUTURE Feb 26	(6)	(469,162)	-4.25%
USD 7YR M6 IRS 3.4883 17/06/2026 (IMM) - (OIS) 17/06/2033	447,061	447,061	4.05%
USD 7YR H6 IRS 3.6712 18/03/2026 (IMM) - (OIS) 18/03/2033	446,814	446,814	4.05%
LME Aluminum Future Feb 26	(6)	(446,360)	-4.04%
LME ZINC FUTURE Feb 26	(6)	(433,607)	-3.93%
KC HRW WHEAT FUT Mar 26	(16)	(428,892)	-3.88%
EUR 10YR M6 IRS 2.74775 17/06/2026 (IMM) - 17/06/2036	(364,058)	(427,696)	-3.87%
EUR 10YR H6 IRS 2.75227 18/03/2026 (IMM) - (OIS) 18/03/2036	(363,610)	(427,169)	-3.87%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Name	Quantity	Value+	Weight
USD 3YR M6 IRS 3.23616 17/06/2026 (IMM) - (OIS) 17/06/2029	418,429	418,429	3.79%
USD 3YR H6 IRS 3.40583 18/03/2026 (IMM) - (OIS) 18/03/2029	417,551	417,551	3.78%
JPY 10YR M6 IRS 1.60646 17/06/2026 (IMM) - (OIS) 17/06/2036	(64,450,994)	(412,100)	-3.73%
WHEAT FUTURE(CBT) Mar 26	(16)	(404,923)	-3.67%
Corn Future, Mar 2026	(18)	(404,657)	-3.66%
GBP 7YR M6 IRS 4.0306 17/06/2026 (IMM) - (OIS) 17/06/2033	299,006	402,403	3.64%
GBP 7YR H6 IRS 3.91807 18/03/2026 (IMM) - (OIS) 18/03/2033	297,373	400,206	3.62%
JPY 10YR H6 IRS 1.812 18/03/2026 (IMM) (OIS) - 18/03/2036	(62,438,613)	(399,232)	-3.61%
Soybean Future, Mar 2026	(7)	(396,988)	-3.59%
LME Aluminum Future Feb 26	(5)	(386,181)	-3.50%
US 10 Year Note (CBT) Mar 26	(3)	(379,931)	-3.44%
Brent Crude Future, Mar 2026	(6)	(372,796)	-3.38%
EUR 5YR M6 IRS 2.46132 17/06/2026 (IMM) - 17/06/2031	(315,438)	(370,530)	-3.35%
EUR 5YR H6 IRS 2.43698 18/03/2026 (IMM) - (OIS) 18/03/2031	(315,412)	(370,499)	-3.35%
Corn Future, Mar 2026	16	359,363	3.25%
CORN FUTURE May 26	(16)	(346,698)	-3.14%
KC HRW WHEAT FUT Mar 26	(13)	(341,040)	-3.09%
SEK 3YR H6 IRS 2.18338 18/03/2026 (IMM) - 18/03/2029	(3,123,316)	(339,598)	-3.07%
SOYBEAN FUTURE May 26	6	337,994	3.06%
SEK 3YR M6 IRS 2.26053 17/06/2026 (IMM) - 17/06/2029	(3,054,840)	(332,152)	-3.01%
JPY 7YR M6 IRS 1.38864 17/06/2026 (IMM) - (OIS) 17/06/2033	(50,496,118)	(322,283)	-2.92%
JPY 7YR H6 IRS 1.20106 18/03/2026 (IMM) - (OIS) 18/03/2033	(49,116,057)	(313,475)	-2.84%
Low Su Gasoil G Mar 26	5	287,390	2.60%
COFFEE ‘C’ FUTURE Mar 26	(2)	(285,999)	-2.59%
Soybean Future, Mar 2026	(5)	(285,854)	-2.59%
CORN FUTURE Sep 26	(13)	(281,067)	-2.54%
SEK 5YR H6 IRS 2.37996 18/03/2026 (IMM) - 18/03/2031	(2,572,625)	(279,721)	-2.53%
CAD 10YR M6 IRS 3.00773 17/06/2026 (IMM) - (OIS) 17/06/2036	(382,191)	(279,038)	-2.53%
LEAN HOGS FUTURE Jun 26	(7)	(275,350)	-2.49%
KC HRW Wheat Future Sep 26	10	274,522	2.49%
SEK 5YR M6 IRS 2.45143 17/06/2026 (IMM) - 17/06/2031	(2,517,851)	(273,766)	-2.48%
CAD 10YR H6 IRS 3.27 18/03/2026 (IMM) (OIS) - 18/03/2036	(374,805)	(273,645)	-2.48%
LME PRI ALUM FUTR Mar 26	4	270,715	2.45%
LIVE CATTLE FUTR Jun 26	3	267,216	2.42%
LME Lead Future Feb 26	5	266,794	2.42%
LME Zinc Future May 26	4	265,262	2.40%
LME ZINC FUTURE Mar 26	(4)	(263,920)	-2.39%
Cotton No. 2 Future May 2026	(7)	(258,960)	-2.34%
LEAN HOGS FUTURE Feb 26	8	258,637	2.34%
JPY 10YR M6 IRS 1.60646 17/06/2026 (IMM) - (OIS) 17/06/2036	(38,867,135)	(248,063)	-2.25%
USD 10YR H6 IRS 3.791 18/03/2026 (IMM) (OIS) - 18/03/2036	247,679	247,679	2.24%
USD 10YR M6 IRS 3.67281 17/06/2026 (IMM) - (OIS) 17/06/2036	247,187	247,187	2.24%
LIVE CATTLE FUTR Feb 26	(3)	(246,006)	-2.23%
COTTON NO.2 FUTR Mar 26	8	242,404	2.19%
JPY 10YR H6 IRS 1.812 18/03/2026 (IMM) (OIS) - 18/03/2036	(37,653,570)	(240,318)	-2.18%
Soybean Future, Mar 2026	(4)	(234,624)	-2.12%
Soybean Meal Future, Mar 2026	8	234,361	2.12%
WHEAT FUTURE(CBT) Mar 26	9	226,011	2.05%
COTTON NO.2 FUTR Mar 26	7	221,629	2.01%
BRENT CRUDE FUTR Jul 26	3	219,443	1.99%
COTTON NO.2 FUTR Mar 26	(7)	(214,270)	-1.94%
Copper Future Sep 26	2	212,712	1.93%
GASOLINE RBOB FUT Mar 26	3	212,556	1.92%
LEAN HOGS FUTURE Feb 26	(6)	(207,331)	-1.88%
SOYBEAN FUTURE May 26	4	205,969	1.86%
WTI Crude Future Mar 26	(4)	(205,026)	-1.86%
AUD 10YR 18/03/2026 (IMM)	(300,251)	(201,018)	-1.82%
LIVE CATTLE FUTR Feb 26	(2)	(200,532)	-1.82%
AUD 10YR 17/06/2026 (IMM)	(298,812)	(200,055)	-1.81%
MARKIT ITRX EUROPE 12/30 V1	170,267	200,030	1.81%
SOYBEAN OIL FUTR Mar 26	7	199,939	1.81%
Low SU Gasoil Future May 26	(3)	(199,059)	-1.80%
LME NICKEL FUTURE Mar 26	2	197,345	1.79%
LME Nickel Future May 26	(2)	(197,066)	-1.78%
SEK 10YR H6 IRS 3.004 18/03/2026 (IMM) - 18/03/2036	(1,764,787)	(191,921)	-1.74%
SEK 10YR M6 IRS 2.79098 17/06/2026 (IMM) - 17/06/2036	(1,731,770)	(188,330)	-1.71%
LEAN HOGS FUTURE Feb 26	5	184,636	1.67%
SOYBEAN FUTURE May 26	3	182,001	1.65%
Sugar #11 (World) Future Mar 26	11	180,218	1.63%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

Name	Quantity	Value+	Weight
WHEAT FUTURE(CBT) Jul 26	6	171,204	1.55%
NATURAL GAS FUTR May 26	5	169,376	1.53%
Soybean Meal Future Dec 26	(5)	(167,920)	-1.52%
Gasoline RBOB Future Feb 26	(2)	(165,787)	-1.50%
Gasoline RBOB Future May 26	(2)	(162,755)	-1.47%
EUR 7YR M6 IRS 2.58945 17/06/2026 (IMM) - 17/06/2033	(137,435)	(161,438)	-1.46%
EUR 7YR H6 IRS 2.58299 18/03/2026 (IMM) - (OIS) 18/03/2033	(137,283)	(161,259)	-1.46%
CAD 3YR M6 IRS 2.48617 17/06/2026 (IMM) - (OIS) 17/06/2029	(220,618)	(160,985)	-1.46%
COFFEE ‘C’ FUTURE Mar 26	(1)	(160,882)	-1.46%
Wheat Future (CBT) May 26	5	157,381	1.42%
CAD 3YR H6 IRS 2.766 18/03/2026 (IMM) (OIS) - 18/03/2029	(214,813)	(156,749)	-1.42%
KC HRW Wheat Future May 26	5	156,601	1.42%
Canadian 10 Year Bond Mar 26	2	154,454	1.40%
LME Nickel Future Dec 26	2	154,247	1.40%
LME Aluminum Future Sep 26	(2)	(154,005)	-1.39%
BRENT CRUDE FUTR Sep 26	2	152,995	1.39%
CAD 5YR M6 IRS 2.64145 17/06/2026 (IMM) - (OIS) 17/06/2031	(205,126)	(149,681)	-1.36%
KC HRW Wheat Future May 26	5	149,456	1.35%
GBP 10YR M6 IRS 4.24945 17/06/2026 (IMM) - (OIS) 17/06/2036	110,617	148,869	1.35%
COFFEE ‘C’ FUTURE May 26	1	148,714	1.35%
GBP 10YR H6 IRS 4.042 18/03/2026 (IMM) (OIS) - 18/03/2036	109,838	147,820	1.34%
CAD 5YR H6 IRS 2.82845 18/03/2026 (IMM) - (OIS) 18/03/2031	(200,164)	(146,060)	-1.32%
COFFEE ‘C’ FUTURE Sep 26	1	143,542	1.30%
WTI CRUDE FUTURE Sep 26	2	143,083	1.30%
Wheat Future (CBT) May 26	(5)	(142,464)	-1.29%
USD 10YR H6 IRS 3.791 18/03/2026 (IMM) (OIS) - 18/03/2036	(142,421)	(142,421)	-1.29%
USD 10YR M6 IRS 3.67281 17/06/2026 (IMM) - (OIS) 17/06/2036	(142,138)	(142,138)	-1.29%
CHF 3YR H6 IRS 0.13338 18/03/2026 (IMM) - (OIS) 18/03/2029	112,302	141,849	1.28%
CHF 3YR M6 IRS 0.09343 17/06/2026 (IMM) - (OIS) 17/06/2029	112,225	141,752	1.28%
EURO-BUND Future Mar 26	1	141,222	1.28%
LME Copper Future Dec 26	—	136,449	1.24%
LME Lead Future Feb 26	3	135,685	1.23%
LIVE CATTLE FUTR Feb 26	1	135,491	1.23%
Other Underlying Index Components*	(9,319,972)	692,386	6.27%
		$11,044,635	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

+	The basket comprise dynamic exposure to a number of public, rules based indices offered by the Fund’s counterparties. These indices comprise dynamic,

^	Components include cash and foreign cash balances which may not be reflected below.

*	Largest 50 underlying components by market value at December 31, 2025.

Summary of Indices Exposure within GSIS1266 and XRJPFLC1:

Index	Description
ABGSCRVB Index	Commodities beta-constrained carry. Seeks to extract returns from the rolldown of commodities contracts along the curve; BCOM weighted on the long side and short BCOM itself to reduce directionality.
ABGSFCT2 Index	Frontier commodities trend. Medium tem trend following on commodities with lower speculative interest (more producer interest).
ABGSRSCE Index	Commodities long enhanced roll. Seeks to extract returns from passive rolling of commodities contracts ahead of the BCOM index rules (long/short).
GSXAS03F Index	Multi-asset skewness. Extracting returns from futures and FX forwards by shorting those with excessive positive skewness in returns and going long those with excessive negative skewness in returns.
ABGSSA02 Index	Commodities seasonal persistence. Seeks to extract returns by going long commodities futures whose historical seasonal performance has been positive and by going short those whose historical seasonal performance has been negative.
GSFXCA02 Index	FX carry. Extracts returns from being long currencies with high risk adjusted carry and short currencies with low risk adjusted carry, with overall exposure optimised to reduce realised equity beta.
GSFXVA01 Index	FX Value. Extracts returns by being long currencies with a low real effective (price level adjusted) exhange rate (REER) and short currencies with a high REER.
GSIRCA03 Index	Rates carry (bonds). Seeks to extract returns by going long fixed income futures with high risk adjusted carry, with overall beta to the US Treasury market designed to be zero.
GSIRVA01 Index	Rates value. Fixed income futures value strategy that goes long bond futures with high real yields and short those with low real yields.
GSSWCA07 Index	Rates carry (IRS). Seeks to extract returns by going long fixed income swaps with high risk adjusted carry, with overall beta to the US Treasury market designed to be zero.
GSSWTR01 Index	Short end rates trend. Medium tem trend following on interest rate swaps from DM and EM markets implemented at the 2y tenor point.
ABGSXSBM Index	Commodities basis momentum. Seeks to extract returns by going long commodities whose curve is flattening relative to its history, and going short commodies whose curve is steepening relative to its history.
ABGSCMLS Index	Commodities carry momentum. Seeks to extract returns by going long commodities whose change in carry is positive, and going short commodies whose change in carry is negative.
AIJPXSK1 Index	Cross asset skewness. Extracting returns from futures and FX forwards by shorting those with excessive positive skewness in returns and going long those with excessive negative skewness in returns
AIJPBT15 Index	Macro indicators trend. Seeks to extract returns by building a measure of economic momentum, then by going long (short) assets which tend to perform in positive (negative) macroeconomic environments.
JMABCCC1 Index	Commod curve carry. Seeks to extract returns from the rolldown of commodities contracts along the curve selecting contracts using momentum weighting.
JMABLCCU Index	Commod curve carry, producer driven. Seeks to extract returns from the rolldown of commodities contracts along the curve, selecting contracts with high producer interest (and low speculator intrerest).
JMABSEAS Index	Commodities seasonality. Seeks to extract returns from commodity spread positions by going long (short) spreads with positive (negative) seasonality characteristics.
JPDRXMA2 Index	Commodities enhanaced congestion. Use a momentum signal to predict congestion in commodities contract rolls, and seek to profit from this congestion.
JMABNPM2 Index	Mutlifactor commodities value. Both strategies seek to generate returns by looking at various measures of commodities value, e.g. substitutability, refining costs, etc.
JCOPCFXC Index	Commods value.
JMFXTECL Index	USD capped, beta constrained FX carry. Extracts returns from being long currencies with high risk adjusted carry and short currencies with low risk adjusted carry, with overall exposure optimised to reduce realised equity beta.
JSDNREC1 Index	G8 rates carry but cross tenor implemementation. Seeks to extract returns by going long fixed income swaps with high risk adjusted carry, using multiple tenors across the curve.
JMABSKNS Index	Commodity time spreads skewness. Extracting returns from commodity curve positions by shorting those curves with excessive positive skewness in returns and going long those with excessive negative skewness in returns
JMABCCVB Index	Commodity time spreads value. Seeks to generate returns by looking at various measures of commodities value, e.g. substitutability, refining costs, etc. but entering into spread positions across the curve.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

ASSETS
Investment securities:
At cost	$173,921,106
At fair value	$196,716,389
Cash collateral for derivative instruments	23,985,383
Cash on deposit with broker	28,583,977
Cash and cash equivalents	12,664,464
Foreign cash on deposit with broker (Cost - $7,821,366)	8,114,886
Foreign cash (Cost - $2,387,228)	2,445,471
Unrealized appreciation from forward foreign currency contracts	1,133,031
Unrealized appreciation from swap contracts	1,665,253
Unrealized appreciation from futures contracts	4,103,217
Premiums paid for swaps	296,130
Receivable for fund shares sold	682,006
Receivable for currency contracts	38,903
Receivable for securities sold	155,153
Dividends and interest receivable	318,039
Prepaid expenses and other assets	48,856
TOTAL ASSETS	280,951,158

LIABILITIES
Options written, at fair value (Premiums received $2,563,212)	8,877,206
Net unrealized depreciation of futures contracts	3,578,141
Unrealized depreciation on swap contracts	1,776,858
Premiums received from swaps	845,974
Payable for investments purchased	400,443
Payable for fund shares redeemed	105,626
Investment advisory fees payable	122,770
Payable to related parties	55,052
Shareholder services fees payable - Class I	13,532
Trustees fees payable	3,579
Accrued expenses and other liabilities	45,125
TOTAL LIABILITIES	15,824,306
NET ASSETS	$265,126,852

Composition of Net Assets:
Paid in capital	$250,181,413
Accumulated earnings	14,945,439
NET ASSETS	$265,126,852

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2025

Net Asset Value Per Share:
Super Institutional Class Shares:
Net Assets	$144,443,955
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,632,400
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.87

Institutional Class Shares:
Net Assets	$120,682,897
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,282,628
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.83

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

INVESTMENT INCOME
Dividends	$185,102
Interest	3,377,061
Less: Foreign withholding taxes	(3,497)
TOTAL INVESTMENT INCOME	3,558,666

EXPENSES
Investment advisory fees	1,145,622
Shareholder services fees
Institutional Class	45,758
Administrative services fees	161,228
Custodian fees	20,068
Audit and tax fees	94,916
Transfer agent fees	38,673
Legal fees	12,479
Compliance officer fees	16,181
Registration fees	40,489
Printing and postage expenses	20,452
Trustees fees and expenses	8,505
Insurance expense	2,025
Other expenses	1,326
TOTAL EXPENSES	1,607,722
Less: Fees waived by the Advisor	(60,086)
NET EXPENSES	1,547,636
NET INVESTMENT INCOME	2,011,030

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investment transactions	1,008,543
Swap contracts	1,554,713
Options written	(3,989,835)
Futures contracts	5,319,081
Forward foreign currency exchange contracts	32,219
Foreign currency transactions	(1,412,950)
2,511,771

Net change in unrealized appreciation/(depreciation) of:
Investments	20,209,289
Swap contracts	(2,624,534)
Options written	(6,059,375)
Futures contracts	(677,624)
Forward foreign currency exchange contracts	997,581
Foreign currency translations	178,856
12,024,193
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,535,964
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,546,994

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2025	June 30,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$2,011,030	$3,811,467
Net realized gain from investment transactions, options written, swap contracts, futures contracts, forward foreign exchange contracts and foreign currency transactions	2,511,771	8,828,289
Net change in unrealized appreciation/(depreciation) of investments options written, swap contracts, futures contracts, forward foreign exchange contracts and foreign currency translations	12,024,193	3,429,291
Net increase in net assets resulting from operations	16,546,994	16,069,047

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(8,023,369)	(3,214,209)
Super Institutional Class	(9,872,095)	(4,918,573)
Decrease in net assets from distributions to shareholders	(17,895,464)	(8,132,782)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Institutional Class	17,684,003	50,377,578
Super Institutional Class	9,615,162	14,265,630
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	7,784,133	3,028,570
Super Institutional Class	5,896,340	2,681,869
Payments for shares redeemed:
Institutional Class	(11,956,933)	(23,760,719)
Super Institutional Class	(5,601,235)	(11,589,816)
Net increase in net assets from shares of beneficial interest	23,421,470	35,003,112

TOTAL INCREASE IN NET ASSETS	22,073,000	42,939,377

NET ASSETS
Beginning of Year/Period	243,053,852	200,114,475
End of Year/Period	$265,126,852	$243,053,852

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	December 31, 2025	June 30,
	(Unaudited)	2025
SHARE ACTIVITY
Institutional Class:
Shares Sold	1,776,350	5,346,392
Shares Reinvested	802,488	320,823
Shares Redeemed	(1,202,305)	(2,487,709)
Net increase in shares of beneficial interest outstanding	1,376,533	3,179,506

Super Institutional Class:
Shares Sold	954,029	1,512,938
Shares Reinvested	604,753	282,898
Shares Redeemed	(558,382)	(1,199,718)
Net increase in shares of beneficial interest outstanding	1,000,400	596,118

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Super Institutional Class
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30		June 30		June 30		June 30	June 30
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$9.93		$9.65		$8.90		$9.20		$10.03	$9.78
Activity from investment operations:
Net investment income/(loss) (1)	0.08		0.18		0.21		0.14		(0.08)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.57		0.51		0.62		(0.32)		0.06	1.08
Total from investment operations	0.65		0.69		0.83		(0.18)		(0.02)	0.98
Less distributions from:
Net investment income	(0.44)		(0.30)		(0.08)		—		(0.81)	(0.41)
Net realized gains	(0.27)		(0.11)		—		(0.12)		—	(0.32)
Total distributions	(0.71)		(0.41)		(0.08)		(0.12)		(0.81)	(0.73)
Net asset value, end of year/period	$9.87		$9.93	(2)	$9.65	(2)	$8.90	(2)	$9.20	$10.03
Total return (3)	6.62	% (9)	7.35	% (2)	9.40	% (2)	-2.01	% (2)	0.02%	10.60%
Net assets, at end of year/period (000s)	$144,444		$135,305		$125,854		$126,697		$85,504	$108,011
Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.23	% (8)	1.24%		1.19%		1.30%		1.37%	1.29%
Ratio of net expenses to average net assets (6)	1.18	% (8)	1.13%		1.05%		1.10%		1.08%	1.10%
Ratio of net investment income/(loss) to average net assets (7)	1.62	% (8)	1.88%		2.26%		1.55%		-0.85%	-0.97%
Portfolio Turnover Rate	42	% (9)	113%		239%		84%		129%	140%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.23%(8)	1.24%	1.19%	1.24%	1.33%	1.24%

(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.18%(8)	1.13%	1.05%	1.05%	1.04%	1.05%

(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	1.62%(8)	1.88%	2.26%	1.61%	-0.82%	-0.93%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Institutional Class
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30		June 30		June 30		June 30	June 30
	(Unaudited)		2025		2024		2023		2022	2021
Net asset value, beginning of year/period	$9.88		$9.61		$8.86		$9.17		$10.01	$9.76
Activity from investment operations:
Net investment income/(loss) (1)	0.08		0.17		0.20		0.12		(0.06)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.57		0.50		0.62		(0.31)		0.03	1.08
Total from investment operations	0.65		0.67		0.82		(0.19)		(0.03)	0.98
Less distributions from:
Net investment income	(0.43)		(0.29)		(0.07)		—		(0.81)	(0.41)
Net realized gains	(0.27)		(0.11)		—		(0.12)		—	(0.32)
Total distributions	(0.70)		(0.40)		(0.07)		(0.12)		(0.81)	(0.73)
Net asset value, end of year/period	$9.83		$9.88	(2)	$9.61	(2)	$8.86	(2)	$9.17	$10.01
Total return (3)	6.69	% (9)	7.19	% (2)	9.36	% (2)	-2.13	% (2)	-0.09%	10.58%
Net assets, at end of year/period (000s)	$120,683		$107,748		$74,261		$100,426		$73,478	$1,990
Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.31	% (8)	1.32%		1.26%		1.40%		1.41%	1.32%
Ratio of net expenses to average net assets (6)	1.26	% (8)	1.22%		1.13%		1.20%		1.13%	1.11%
Ratio of net investment income/(loss) to average net assets (7)	1.53	% (8)	1.79%		2.16%		1.34%		-0.65%	-0.98%
Portfolio Turnover Rate	42	% (9)	113%		239%		84%		129%	140%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.31%(8)	1.32%	1.26%	1.33%	1.41%	1.26%

(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.26%(8)	1.22%	1.13%	1.14%	1.13%	1.05%

(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	1.53%(8)	1.79%	2.16%	1.40%	-0.64%	-0.93%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

December 31, 2025

1. ORGANIZATION

The Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to March 13, 2023, the Fund was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund seeks to achieve long-term absolute returns. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Super Institutional Class shares and Institutional Class shares at net asset value, both of which commenced operations on July 31, 2015. The Advisor Class is closed and holds no assets, but may accept new investments in the future. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. Institutional Class is subject to a shareholders servicing fee up to 0.10%. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Predecessor Fund was reorganized on March 10, 2023, from a series of Trust for Advised Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust IV, also a Delaware statutory trust. As a series of Northern Lights Fund Trust IV, the Fund is a continuation of the Predecessor Fund. The Fund and the Predecessor Fund have the same investment objective, principal investment strategies and portfolio managers.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Operating Segments - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

Security Valuation – The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities, including common/preferred stocks and exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on the underlying equity securities held within the swap or daily price reporting from the swap counterparty. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. To the extent valuation adjustments are not applied to index options or future options, they are categorized as Level 1.

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

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December 31, 2025

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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December 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$28,690,244	$—	$—	$28,690,244
Corporate Bonds	—	207,777	—	207,777
Governments-Treasuries	—	11,159,079	—	11,159,079
Currency Options Purchased	—	4,446,158	—	4,446,158
Index Options Purchased	351,207	—	—	351,207
OTC Dual Binary Options Purchased	—	3,059,090	—	3,059,090
Future Options Purchased	25,231,593	—	—	25,231,593
U.S. Treasury Bills	—	123,571,241	—	123,571,241
Total	$54,273,044	$142,443,345	$—	$196,716,389

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$4,103,217	$—	$—	$4,103,217
Credit Default Swap Contracts	—	59,760	—	—
Credit Default Swap Contracts	—	182,670	—	—
Interest Rate Swap Contracts	—	549,971	—	549,971
Total Return Swap Contracts	—	872,848	—	872,848
Forward Foreign Exchange Contracts	—	1,133,034	—	1,133,034

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December 31, 2025

Liabilities
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Options Written	$8,682,403	$—	$—	$8,682,403
Currency Options Written	—	72,483	—	72,483
Index Options Written	122,320	—	—	122,320
Futures Contracts	3,578,141	—	—	3,578,141
Forward Foreign Exchange Contracts	—	1,776,864	—	1,776,864
Dispersion Swaps	—	201,220	—	201,220
Interest Rate Swaps	—	807,638	—	807,638
Total Return Swaps	—	768,006	—	768,006

The Fund did not hold any level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include Fulcrum Diversified Absolute Return Cayman Fund (“FDFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in FDFC is as follows:

% of the Fund’s
FDFC Net Assets at	Total Net Assets at
December 31, 2025	December 31, 2025
$ 33,858,697	12.8%

For tax purposes, FDFC is an exempted Cayman investment company. FDFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, FDFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, FDFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Commodities Risk - Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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December 31, 2025

Counterparty Risk - Many derivative contracts are privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Credit Default Index Swaps Risk - Credit defaults swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Currency Risk - Changes in currency exchange rates may negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Currency Swaps Risk - Currency swaps are subject to market risk, counterparty risk, and the risk of imperfect correlation between profit or loss on the currency swap and the underlying currency exchange rate. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position.

Derivatives Risk - A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

Emerging Market Risk - The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in the scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

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December 31, 2025

Equity Index Swaps Risk - Equity swaps are subject to liquidity risk because the liquidity of equity swaps is based on the liquidity of the underlying instrument, and are subject to the risk that the counterparty to the equity swap may be unable to or unwilling to make payments or otherwise honor its financial obligations under the terms of the contract.

Options Risk - There are risks associated with the sale of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Subsidiary Risk - By investing in FDFC, the Fund is indirectly exposed to the risks associated with FDFC’s investments. The commodity-related instruments held by FDFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of FDFC will be achieved. FDFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns FDFC, and the Fund and FDFC are both managed by the advisor, making it unlikely that FDFC will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in FDFC, and the Fund’s role as sole shareholder of FDFC. To the extent applicable to the investment activities of FDFC, FDFC will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

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December 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a financial institution in an amount that is in excess of federally insured limits.

Restricted Cash and Deposits with Brokers - At December 31, 2025, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On December 31, 2025, the Fund pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amounts Pledged(1)	Deposits with Brokers
Barclays	$—	$3,579,343
Citibank, N.A.	2,654,021	—
Goldman Sachs	1,700,000	3,907
JPMorgan Chase	—	5,666,657
Merrill Lynch	1,303,584	1,538,956
Morgan Stanley	18,327,778	25,910,000
Total	$23,985,383	$36,698,863

(1)	Excludes non-pledged cash or collateral held by the broker.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022 – 2024) or expected to be taken on the Fund’s 2025 return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it

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December 31, 2025

difficult for the Fund to sell at favorable prices) and the potential for market movements, which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the six months ended December 31, 2025, include purchased options; written options; forward currency and futures contracts; and interest rate, credit default, dispersion and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the 4:00 pm market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s investments in forward foreign currency contracts exposes the Fund to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding as of December 31, 2025 are reflected in the Consolidated Schedule of Investments.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering a futures contract with a broker, the Fund deposits a “cash deposit” with the broker as recorded in the accompanying Consolidated Statement of Assets and Liabilities. The Fund also invests in “London Metal Exchange (“LME”) futures contracts” which settle on their respective maturity dates, and do not have daily cash movements like other futures contracts. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed in the Fund’s Consolidated Schedule of Investments.

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December 31, 2025

Option Transactions – When the Fund writes a put or call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options, if any, is reported on the Consolidated Schedule of Investments.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, volatility risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

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December 31, 2025

Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Total Return Swaps - The Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed income security, a combination of securities, or an index). The value of the Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. The Fund’s ability to engage in certain swap transactions may be limited by tax considerations

Interest Rate Swaps – The Fund may enter into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

Credit Default Swaps – The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the advisor does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated

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December 31, 2025

Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of December 31, 2025.

				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Present in the Consolidated Statement of Assets and Liabilities	Offsetting Derivative Position	Cash Collateral Pledged(1)	Total
Purchased Options
Barclays	$165,384	$—	$165,384	$—	$—	$165,384
Citigroup	161,327	—	161,327	—	—	161,327
Goldman Sachs	1,768,858	—	1,768,858	—	—	1,768,858
JPMorgan Chase	4,534,770	—	4,534,770	(72,483)	—	4,462,287
Merrill Lynch	155,233	—	155,233	—	—	155,233
Morgan Stanley	26,302,476	—	26,302,476	(8,804,725)	—	17,497,751
Futures Contracts (2)
JPMorgan Chase	38,056	—	38,056	—	—	38,056
Morgan Stanley	4,065,161	—	4,065,161	(3,578,141)	—	487,020
Forward Foreign Exchange Contracts
JPMorgan Chase	2,604,822	—	2,604,822	(1,471,791)	—	1,133,031
Swap Contracts
Bank of America
Merrill Lynch	29,671	—	29,671	(29,671)	—	—
Barclays	387,862	—	387,862	(237,925)	—	149,937
Citigroup	15,082	—	15,082	(15,082)	—	—
Goldman Sachs	151,177	—	151,177	(31,306)	—	119,871
HSBC	10,304	—	10,304	—	—	10,304
JPMorgan Chase	984,899	—	984,899	(984,899)	—	—
Morgan Stanley	17,266	—	17,266	(17,266)	—	—
UBS	68,992	—	68,992	(1,526)	—	67,466
Total	$41,461,340	$—	$41,461,340	$(15,244,815)	$—	$26,216,525

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Present in the Consolidated Statement of Assets and Liabilities	Offsetting Derivative Position	Cash Collateral Pledged(1)	Total
Written Options
JPMorgan Chase	$(72,483)	$—	$(72,483)	$72,483	$—	$—
Morgan Stanley	(8,804,725)	—	(8,804,725)	8,804,725	—	—
Futures Contracts(2)
JPMorgan Chase	—	—	—	—	—	—
Morgan Stanley	(3,578,141)	—	(3,578,141)	—	3,578,141	—
Forward Foreign Exchange Contracts
JPMorgan Chase	(1,471,791)	—	(1,471,791)	1,471,791	—	—
Swap Contracts
Bank of America
Merrill Lynch	(49,408)	—	(49,408)	29,671	—	(19,737)
Barclays	(237,925)	—	(237,925)	237,925	—	—
Citigroup	(49,130)	—	(49,130)	15,082	—	(34,048)
Goldman Sachs	(31,306)	—	(31,306)	31,306	—	—
JPMorgan Chase	(1,194,864)	—	(1,194,864)	984,899	—	(209,965)
Morgan Stanley	(212,699)	—	(212,699)	17,266	—	(195,433)
UBS	(1,526)	—	(1,526)	1,526	—	—
Total	$(15,703,998)	$—	$(15,703,998)	$11,666,674	$3,578,141	$(459,183)

(1)	Over-collateralization of total financial instruments or cash is not shown.

(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Consolidated Schedule of Investments.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2025:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset/Liability Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity	Fair Value of Investments
Options Written, at Fair Value
Net unrealized appreciation/(depreciation) from swap contracts
Net unrealized appreciation/(depreciation of futures contracts
Net unrealized appreciation/(depreciation) of forward foreign exchange contracts

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2025:

Asset Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2025
Swap Contracts	$1,055,512	$549,981	$59,760	$—	$—	$1,665,253
Futures Contracts	421,244	97,402	—	72,530	3,512,041	4,103,217
Forward Foreign Exchange
Contracts	—	—	—	2,604,822	—	2,604,822
Options Purchased^	6,073,628	8,281	—	4,914,794	22,091,342	33,088,045
	$7,550,384	$655,664	$59,760	$7,592,146	$25,603,383	$41,461,337

Liability Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2025
Swap Contracts	$969,220	$807,638	$—	$—	$—	$1,776,858
Futures Contracts	181,194	652,049	—	81,607	2,663,291	3,578,141
Forward Foreign Exchange
Contracts	—	—	—	1,471,791	—	1,471,791
Options Written	126,470	12,400	—	72,483	8,665,853	8,877,206
	$1,276,884	$1,472,087	$—	$1,625,881	$11,329,144	$15,703,996

^	Included with fair value of investments.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended December 31, 2025:

Derivative Investment Type	Location of Net Realized and Unrealized Gain/(Loss) on Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity	Net realized gain/(loss) and change in net unrealized appreciation/(depreciation) of: Investments, Swap Contracts, Futures Contracts, Forward Foreign Exchange Contracts and Options Written

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2025:

Realized Gain/(Loss)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2025
Swap Contracts*	$2,400,880	$(156,942)	$(176,821)	$—	$—	$2,067,117
Futures Contracts	4,723,718	(2,145,121)	—	425,765	2,314,720	5,319,082
Forward Foreign Exchange
Contracts	—	—	—	997,584	—	997,584
Options Purchased^	(1,826,405)	(20,651)	—	(2,682,670)	5,081,532	551,806
Options Written	1,110,106	19,738	—	(176,419)	(4,943,260)	(3,989,835)
	$6,408,299	$(2,302,976)	$(176,821)	$(1,435,740)	$2,452,992	$4,945,754

Change in Unrealized Appreciation/(Depreciation)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	June 30, 2025
Swap Contracts	$(1,648,094)	$(1,062,749)	$86,309	$—	$—	$(2,624,534)
Futures Contracts	(326,506)	(728,099)	—	550,059	(173,078)	(677,624)
Forward Foreign Exchange
Contracts	—	—	—	997,581	—	997,581
Options Purchased^	1,459,942	(9,530)	—	1,847,524	14,999,235	18,297,171
Options Written	(31,899)	(775)	—	(57,879)	(5,968,822)	(6,059,375)
	$(546,557)	$(1,801,153)	$86,309	$3,337,285	$8,857,335	$9,933,219

*	Excludes income earned on swap contracts.

^	Included with realized loss on investment transactions and change in unrealized appreciation/(depreciation) of investments.

The notional value of the derivative instruments outstanding as of December 31, 2025 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $22,586,053 and $16,138,533, respectively.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Fulcrum Asset Management LLP serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. For the six months ended December 31, 2025, the Advisor earned $1,145,622 in advisory fees. As of December 31, 2025, the Fund had a payable for advisory fees of $122,770.

Pursuant to a written contract (the “Waiver Agreement”) and effective as of October 29, 2025, the Advisor contractually agreed, at least until October 28, 2026, to waive a portion or all of its management fees and pay Fund expenses (excluding any shareholder servicing fees; front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit the annual fund operating expenses to 1.20% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares (the “Expense Limitation”). Prior to October 29, 2025, the Advisor agreed to waive a portion or all of its management fees in order to limit the annual fund operating expenses to 1.17% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Super Institutional Class shares or Institutional Class shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. For the six months ended December 31, 2025, the Advisor waived $60,086 of fees which are subject to recapture by the Advisor.

As of June 30, 2025, the Advisor has waived fees that can be recouped up to three years from the date incurred before expiring as summarized below:

June 30, 2026	June 30, 2027	June 30, 2028
$402,825	$284,861	$223,737

As of June 30, 2025, $323,321 in waived fees have expired unrecouped.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. For the six months ended December 31, 2025, the Fund did not pay distribution related charges pursuant to the Plan.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

In addition, the Fund’s Custodian, U.S. Bank NA is affiliated with U.S. Bank Global Fund Services.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

Cost for Federal Tax purposes	$173,199,937
Unrealized Appreciation	$28,068,316
Unrealized Depreciation	(13,429,070)
Tax Net Unrealized Appreciation	$14,639,246

6.       DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL, INCLUDING DERIVATIVES

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2025	June 30, 2024
Ordinary Income	$7,876,948	$1,897,325
Long-Term Capital Gain	255,834	—
	$8,132,782	$1,897,325

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$8,200,781	$3,751,248	$—	$—	$—	$4,341,880	$16,293,909

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, tax adjustments for corporate return of capital distributions, and the mark-to-market on open section 1256 futures and option contracts, passive foreign investment companies, forward contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized net foreign currency gains of $178,660.

During the fiscal year ended June 30, 2025, the Fund utilized tax equalization, which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and tax adjustments for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2025, as follows:

Paid
In	Distributable
Capital	Earnings
$617,110	$(617,110)

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

ADDITIONAL INFORMATION (Unaudited)

December 31, 2025

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Fulcrum Asset Management LLP

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on October 23, 2025 (the “Meeting”), the Trustees, all of who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Fulcrum Advisory Agreement”) between Fulcrum Asset Management LLP (“Fulcrum”) and the Trust, with respect to Fulcrum Diversified Absolute Return Fund (the “FDAR”). In considering the renewal of the Fulcrum Advisory Agreement, the Board received materials specifically relating to the Fulcrum Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Fulcrum Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Fulcrum Advisory Agreement on behalf of FDAR and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Fulcrum Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing FDAR, noting certain recent changes. The Board reviewed the investment advisory services provided by Fulcrum to FDAR, which included investment research, portfolio management, risk management, compliance and client services. The Board observed Fulcrum’s investment process. The Board reviewed the members of and services provided by Fulcrum’s investment committee, which managed FDAR’s portfolio. The Board noted the factors that Fulcrum considers when selecting broker-dealers for portfolio transactions, which includes cost of execution, technological sophistication and creditworthiness. The Board noted that Fulcrum retains a third-party cybersecurity consultant to provide guidance on any cybersecurity enhancements. The Board further noted that Fulcrum did not report any compliance issues nor any material litigation or administration action since the last renewal of the advisory agreement. The Board concluded it could expect Fulcrum to continue to provide satisfactory services to FDAR and its shareholders.

Performance. The Board noted that FDAR had net returns of 8.53% for the 1-year period ended August 31, 2025, outperforming its peer group median, Morningstar Category median and benchmark, the ICE BofA 3-month U.S. Treasury Bill Index, which had net returns of 6.19%, 6.11% and 4.48%,

Fulcrum Diversified Absolute Return Fund

ADDITIONAL INFORMATION (Unaudited)(Continued)

December 31, 2025

respectively. The Board observed that FDAR underperformed its peer group and Morningstar category medians of over the 3-year, 5-year and since inception periods ended August 31, 2025, but outperformed its benchmark index over the 5-year and since inception periods. The Board observed that FDAR ranked in the first quartile of its peer group and Morningstar category, with respect to its net returns, for the 1-year period ended August 31, 2025, ranking 3 out of 10 of its peer group and 3 out of 11 of its Morningstar category. The Board further observed that FDAR ranked in the first quartile of its peer group and Morningstar category, with respect to the standard deviation, for the 3-year, 5-year and since inception periods. The Board concluded that FDAR’s performance was acceptable.

Fees and Expenses. The Board observed that Fulcrum’s advisory fee of 0.90% was below its Morningstar category and peer group averages and medians. The Board further noted that FDAR’s net expense ratio of 1.22% was above its peer group and Morningstar category averages and medians but below the highs of each, which were 1.83% and 1.75%, respectively. The Board noted that Fulcrum would have an expense limitation agreement in place. The Board concluded that the fee for FDAR was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Fulcrum of FDAR, noting that Fulcrum was earning a modest profit for FDAR. The Board determined that excessive profitability was not an issue for Fulcrum with respect to FDAR at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of FDAR. The Board noted that there were no perceived economies of scale at this time, but Fulcrum indicated a willingness to revisit the topic at the appropriate time.

Conclusion. Having requested such information from Fulcrum as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement between Fulcrum and the Trust, on behalf of FDAR, was in the best interests of FDAR and its shareholders.

Proxy Voting Policy

Information regarding how the Fund voted proxies related to portfolio securities for the twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request by (i) calling (855) 538-5278; (ii) visiting the Fund’s website at www.fulcrumassetfunds.com; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

INVESTMENT ADVISOR

Fulcrum Asset Management LLP

Marble Arch House

66 Seymour Street

London W1H 5BT

United Kingdom

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	3/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	3/5/26

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	3/5/26